Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.2%
3R Petroleum Oleo E Gas SA(a)	1,578,847	$16,195,262
AES Brasil Energia SA	2,219,445	5,090,310
Aliansce Sonae Shopping Centers SA	1,597,153	6,489,363
Alupar Investimento SA	1,831,327	10,307,729
Ambev SA	41,895,658	125,090,612
Americanas SA	5,861,634	24,790,658
Anima Holding SA(a)	3,021,713	3,547,813
Arezzo Industria e Comercio SA	596,512	10,066,230
Atacadao SA	3,758,298	15,301,905
Auren Energia SA	2,985,989	8,770,956
B3 SA - Brasil, Bolsa, Balcao	53,405,121	143,498,416
Banco Bradesco SA	13,656,708	48,505,588
Banco BTG Pactual SA	10,390,160	55,399,029
Banco do Brasil SA	7,482,511	57,655,270
Banco Inter SA	3,128,682	8,288,205
Banco Santander Brasil SA	3,269,408	23,079,955
BB Seguridade Participacoes SA	5,839,922	33,030,079
Boa Vista Servicos SA	1,737,897	2,194,060
BR Malls Participacoes SA	6,908,602	12,283,445
BR Properties SA	2,615,828	4,854,573
BRF SA(a)	5,295,668	17,438,471
Camil Alimentos SA	1,635,078	3,299,365
CCR SA	10,665,520	29,937,199
Centrais Eletricas Brasileiras SA	3,106,564	27,545,340
Cia Brasileira de Aluminio	1,162,525	4,009,171
Cia Brasileira de Distribuicao	1,533,756	6,528,681
Cia. de Locacao das Americas	3,112,823	16,760,926
Cia. de Saneamento Basico do Estado de Sao Paulo	2,908,560	28,017,354
Cia. de Saneamento de Minas Gerais-COPASA	1,999,560	5,667,289
Cia. de Saneamento do Parana	1,797,027	7,588,838
Cia. Siderurgica Nacional SA	6,191,074	28,450,633
Cielo SA	11,705,764	9,729,044
Cogna Educacao(a)	17,101,770	9,535,868
Cosan SA	9,930,455	45,154,103
CPFL Energia SA	1,418,922	10,061,477
CVC Brasil Operadora e Agencia de Viagens SA(a)	2,335,578	5,366,490
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,558,260	7,347,687
Dexco SA	3,597,863	8,486,401
EcoRodovias Infraestrutura e Logistica SA(a)	2,741,427	4,251,258
EDP - Energias do Brasil SA	2,553,418	11,529,884
Embraer SA(a)	6,398,032	17,150,988
Enauta Participacoes SA	1,245,209	6,178,163
Energisa SA	1,436,434	13,425,718
Eneva SA(a)	6,281,959	20,593,770
Engie Brasil Energia SA	1,418,116	13,099,345
Equatorial Energia SA	8,759,812	43,830,855
Ez Tec Empreendimentos e Participacoes SA	1,159,646	3,969,961
Fleury SA	2,197,487	7,018,938
GPS Participacoes e Empreendimentos SA(b)	2,146,814	6,147,887
Grendene SA	3,731,892	6,713,801
Grupo De Moda Soma SA	4,407,096	10,515,717
Grupo Mateus SA(a)	5,074,271	4,932,748
Grupo SBF SA	1,142,323	5,780,658
Guararapes Confeccoes SA	980,061	1,792,034
Hapvida Participacoes e Investimentos SA(b)	39,504,149	55,857,988
Hypera SA	3,192,410	26,056,240
Security	Shares	Value

Brazil (continued)
Iguatemi SA	1,770,779	$7,392,296
Instituto Hermes Pardini SA	659,337	2,934,210
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	530,369	2,919,370
Iochpe Maxion SA	1,349,169	4,229,859
IRB Brasil Resseguros S/A(a)	9,307,126	5,757,530
JBS SA	6,816,849	51,063,077
JHSF Participacoes SA	3,745,268	5,555,784
Klabin SA	6,486,528	30,490,797
Light SA	2,851,865	4,620,543
Localiza Rent a Car SA	5,414,353	65,529,786
Locaweb Servicos de Internet SA(a)(b)	4,401,913	6,122,323
LOG Commercial Properties e Participacoes SA	713,719	3,378,960
Lojas Quero Quero S/A	2,006,676	3,669,191
Lojas Renner SA	8,644,004	48,380,450
M. Dias Branco SA	1,004,733	5,477,614
Magazine Luiza SA	27,192,238	21,284,390
Marfrig Global Foods SA	3,082,602	10,137,941
Meliuz SA(a)(b)	6,077,490	2,429,692
Minerva SA	2,766,345	8,277,120
Movida Participacoes SA	1,789,934	6,730,307
MRV Engenharia e Participacoes SA	3,192,619	6,489,295
Multiplan Empreendimentos Imobiliarios SA	2,411,282	12,222,445
Natura & Co. Holding SA	7,931,319	27,486,049
Odontoprev SA	3,053,495	6,489,211
Omega Energia SA(a)	3,203,591	7,280,046
Pet Center Comercio e Participacoes SA	2,746,335	7,009,509
Petro Rio SA(a)	6,192,048	36,467,880
Petroleo Brasileiro SA	32,793,532	229,500,557
Petroreconcavo SA	742,752	4,490,066
Qualicorp Consultoria e Corretora de Seguros SA	1,773,431	4,186,783
Raia Drogasil SA	9,657,720	41,963,139
Rede D’Or Sao Luiz SA(b)	3,491,589	26,316,129
Rumo SA	11,433,598	42,534,221
Santos Brasil Participacoes SA	4,803,787	7,358,485
Sao Martinho SA	1,607,019	17,038,787
Sendas Distribuidora SA	7,057,370	23,521,844
SIMPAR SA	3,803,099	9,538,656
SLC Agricola SA	1,123,372	12,965,030
Smartfit Escola de Ginastica e Danca SA(a)	1,729,566	5,295,091
Sul America SA	2,487,231	14,025,690
Suzano SA	6,693,558	75,350,149
Telefonica Brasil SA	4,383,382	47,084,544
Tim SA	7,185,471	21,771,635
TOTVS SA	4,753,271	28,374,304
Transmissora Alianca de Energia Eletrica SA	1,754,363	14,905,930
Ultrapar Participacoes SA	6,299,293	19,046,794
Vale SA	34,978,588	634,502,335
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,673,531	8,477,578
Via S/A(a)	11,053,325	7,302,909
Vibra Energia SA	10,441,740	42,711,266
Vivara Participacoes SA	1,212,787	6,277,590
WEG SA	14,937,096	79,737,010
YDUQS Participacoes SA	2,615,056	8,902,927
		2,977,214,872
Chile — 0.4%
Aguas Andinas SA, Class A	29,050,938	6,092,116
Banco de Chile.	384,013,600	39,971,017
Banco de Credito e Inversiones SA	470,157	17,465,437

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco Santander Chile	552,937,118	$27,655,918
CAP SA	708,859	9,074,476
Cencosud SA	12,747,847	20,434,192
Cencosud Shopping SA	4,406,507	4,691,472
Cia. Cervecerias Unidas SA	1,100,268	7,854,001
Cia. Sud Americana de Vapores SA	127,495,915	17,490,001
Colbun SA	71,559,128	5,342,632
Empresa Nacional de Telecomunicaciones SA	1,620,963	6,058,958
Empresas CMPC SA	9,682,608	16,738,535
Empresas COPEC SA	3,497,907	27,771,614
Enel Americas SA	186,569,487	20,196,425
Enel Chile SA	209,027,558	5,356,818
Engie Energia Chile SA	6,365,819	3,056,054
Falabella SA	6,413,614	18,779,985
Inversiones Aguas Metropolitanas SA	5,024,197	2,464,127
Itau CorpBanca Chile SA	2,402,262,590	6,036,788
Parque Arauco SA	5,856,453	5,682,835
SMU SA	22,992,937	2,847,146
Vina Concha y Toro SA	4,986,258	7,869,248
		278,929,795
China — 27.9%
360 DigiTech Inc.	754,212	11,863,755
360 Security Technology Inc., Class A(a)	4,798,888	5,934,260
361 Degrees International Ltd.(a)	9,639,000	4,817,707
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,444,837	4,666,588
3SBio Inc.(a)(b)	10,909,000	8,104,734
AAC Technologies Holdings Inc.(c)	6,289,000	13,678,452
Advanced Micro-Fabrication Equipment Inc., Class A(a)	357,817	6,177,179
AECC Aviation Power Co. Ltd., Class A	1,475,077	8,713,303
Agile Group Holdings Ltd.(c)	10,058,500	4,264,500
Agora Inc., ADR(a)(c)	574,612	3,499,387
Agricultural Bank of China Ltd., Class A	44,044,135	19,982,888
Agricultural Bank of China Ltd., Class H	238,277,000	90,735,646
Aier Eye Hospital Group Co. Ltd., Class A	2,922,424	16,206,722
Air China Ltd., Class A(a)	3,578,300	5,192,265
Air China Ltd., Class H(a)(c)	16,704,000	12,186,280
AK Medical Holdings Ltd.(b)(c)	4,992,000	2,962,051
Akeso Inc.(a)(b)(c)	3,797,000	7,868,522
Alibaba Group Holding Ltd.(a)	133,018,304	1,597,580,004
Alibaba Health Information Technology Ltd.(a)(c)	40,252,000	20,503,201
A-Living Smart City Services Co. Ltd., Class A(b)	4,948,500	7,889,263
Alphamab Oncology(a)(b)	4,134,000	4,084,741
Aluminum Corp. of China Ltd., Class A(a)	7,010,400	5,371,791
Aluminum Corp. of China Ltd., Class H(a)	35,270,000	15,725,124
Amlogic Shanghai Co. Ltd.(a)	214,986	3,469,469
Anhui Conch Cement Co. Ltd., Class A	2,257,429	12,428,310
Anhui Conch Cement Co. Ltd., Class H	10,561,000	53,492,165
Anhui Gujing Distillery Co. Ltd., Class A	235,455	8,022,301
Anhui Gujing Distillery Co. Ltd., Class B	934,380	13,695,989
Anhui Kouzi Distillery Co. Ltd., Class A	411,948	3,250,425
Anhui Yingjia Distillery Co. Ltd., Class A	348,500	3,114,078
Anjoy Foods Group Co. Ltd., Class A	174,100	3,415,898
ANTA Sports Products Ltd.	10,429,400	118,265,003
Ascentage Pharma Group International(a)(b)(c)	1,792,900	3,982,491
Asia Cement China Holdings Corp.	5,597,500	3,439,497
Asymchem Laboratories Tianjin Co. Ltd., Class A	153,600	6,008,248
Autobio Diagnostics Co. Ltd., Class A	416,537	2,646,155
Autohome Inc., ADR	668,563	24,295,579
Security	Shares	Value

China (continued)
Avary Holding Shenzhen Co. Ltd., Class A	862,000	$3,904,447
AVIC Electromechanical Systems Co. Ltd., Class A	2,338,200	4,032,918
AVIC Industry-Finance Holdings Co. Ltd., Class A	7,831,991	3,937,519
AviChina Industry & Technology Co. Ltd., Class H	22,491,000	12,947,194
Baidu Inc., ADR(a)	2,469,689	346,620,851
Bank of Beijing Co. Ltd., Class A	13,452,006	8,902,639
Bank of Chengdu Co. Ltd., Class A	2,722,308	6,230,082
Bank of China Ltd., Class A	19,104,900	9,127,306
Bank of China Ltd., Class H	694,939,000	277,816,637
Bank of Communications Co. Ltd., Class A	20,503,680	15,069,727
Bank of Communications Co. Ltd., Class H	74,081,000	50,454,059
Bank of Hangzhou Co. Ltd., Class A	3,801,097	7,746,702
Bank of Jiangsu Co. Ltd., Class A	8,212,908	7,890,847
Bank of Nanjing Co. Ltd., Class A	5,767,389	9,329,444
Bank of Ningbo Co. Ltd., Class A	3,605,993	17,655,565
Bank of Shanghai Co. Ltd., Class A	10,127,765	9,719,329
Baoshan Iron & Steel Co. Ltd., Class A	12,365,390	11,815,115
Baozun Inc., ADR(a)(c)	535,948	4,834,251
BBMG Corp., Class A	11,788,836	4,954,087
BeiGene Ltd., ADR(a)(c)	416,544	57,158,168
Beijing Capital International Airport Co. Ltd., Class H(a)	16,922,000	9,913,840
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	82,750	90,644
Beijing Energy International Holding Co. Ltd.(a)	69,838,852	2,267,689
Beijing Enlight Media Co. Ltd., Class A	2,462,594	2,856,337
Beijing Enterprises Holdings Ltd.	3,819,500	13,371,629
Beijing Enterprises Water Group Ltd.	38,246,000	12,670,957
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	92,816,000	605,707
Beijing Kingsoft Office Software Inc., Class A	247,651	7,576,860
Beijing New Building Materials PLC, Class A	1,127,919	4,873,141
Beijing Roborock Technology Co. Ltd., Class A	43,779	4,175,312
Beijing Shiji Information Technology Co. Ltd., Class A	844,459	2,588,997
Beijing Shunxin Agriculture Co. Ltd., Class A	643,200	2,246,661
Beijing Sinnet Technology Co. Ltd., Class A	1,701,787	2,485,149
Beijing Tiantan Biological Products Corp. Ltd., Class A	990,797	3,340,989
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,912,000	3,827,477
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	336,399	6,419,574
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,504,800	15,662,942
Betta Pharmaceuticals Co. Ltd., Class A	305,494	2,140,246
BGI Genomics Co. Ltd., Class A	351,600	3,461,628
Bilibili Inc., ADR(a)(c)	1,471,757	32,893,769
Bloomage Biotechnology Corp. Ltd.	167,786	3,699,310
BOE Technology Group Co. Ltd., Class A	19,547,500	11,072,977
Bosideng International Holdings Ltd.(c)	29,042,000	15,454,947
Burning Rock Biotech Ltd., ADR(a)(c)	439,146	1,053,950
BYD Co. Ltd., Class A	966,386	42,680,860
BYD Co. Ltd., Class H	7,246,500	257,550,207
BYD Electronic International Co. Ltd.(c)	6,008,000	13,333,905
By-health Co. Ltd., Class A	1,289,200	3,830,744
C&D International Investment Group Ltd.	5,093,000	10,956,295
Caitong Securities Co. Ltd., Class A	5,691,960	6,122,814
Canaan Inc.(a)(c)	880,483	3,293,006
CanSino Biologics Inc., Class H(a)(b)	700,800	7,057,734
Canvest Environmental Protection Group Co. Ltd.	11,726,000	5,804,706

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Central China Management Co. Ltd.	11,640,000	$1,692,478
CGN New Energy Holdings Co. Ltd.	13,616,000	6,739,439
CGN Power Co. Ltd., Class H(b)	91,458,000	23,991,094
Changchun High & New Technology Industry Group Inc., Class A	225,142	5,585,121
Changjiang Securities Co. Ltd., Class A	7,257,428	6,170,336
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	234,669	5,292,878
Chaozhou Three-Circle Group Co. Ltd., Class A	1,510,053	6,681,152
Chengxin Lithium Group Co. Ltd., Class A	504,900	3,716,693
China Aircraft Leasing Group Holdings Ltd.	5,168,000	3,354,281
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(c)(d)	10,538,000	1,402,860
China BlueChemical Ltd., Class H	15,890,000	5,589,823
China Cinda Asset Management Co. Ltd., Class H	70,180,000	11,893,977
China CITIC Bank Corp. Ltd., Class H	74,448,000	36,034,504
China Coal Energy Co. Ltd., Class H	18,334,000	16,777,790
China Communications Services Corp. Ltd., Class H	21,562,000	10,097,221
China Conch Environment Protection Holdings Ltd.(a)	14,474,000	9,517,515
China Conch Venture Holdings Ltd.	14,766,000	38,410,665
China Construction Bank Corp., Class A	5,025,868	4,499,631
China Construction Bank Corp., Class H	841,883,000	624,101,133
China CSSC Holdings Ltd., Class A	2,811,301	7,811,587
China Datang Corp. Renewable Power Co. Ltd., Class H	21,941,000	7,628,823
China East Education Holdings Ltd.(b)	5,311,500	2,504,745
China Eastern Airlines Corp. Ltd., Class A(a)	7,704,400	5,562,910
China Education Group Holdings Ltd.(c)	8,261,000	5,704,302
China Energy Engineering Corp. Ltd.(a)	22,319,544	7,774,427
China Everbright Bank Co. Ltd., Class A	21,271,682	9,932,577
China Everbright Bank Co. Ltd., Class H	23,597,000	7,750,050
China Everbright Environment Group Ltd.	33,186,148	19,950,321
China Everbright Greentech Ltd.(b)(c)	15,018,000	4,016,169
China Everbright Ltd.	8,296,000	7,601,030
China Everbright Water Ltd.(c)	11,381,100	2,401,059
China Evergrande Group(c)(d)	34,001,000	6,282,550
China Feihe Ltd.(b)	31,252,000	31,542,019
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,058,000	3,832,510
China Galaxy Securities Co. Ltd., Class H	36,525,500	20,135,752
China Gas Holdings Ltd.	26,923,000	40,113,812
China Greatwall Technology Group Co. Ltd., Class A	2,277,100	3,453,790
China Harmony Auto Holding Ltd.	7,952,500	3,541,996
China High Speed Transmission Equipment Group Co. Ltd.(a)	5,235,000	2,994,643
China Hongqiao Group Ltd.	20,749,000	25,716,745
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	992,100	5,721,796
China International Capital Corp. Ltd., Class H(b)	12,827,600	24,424,957
China Jinmao Holdings Group Ltd.	48,392,000	13,076,879
China Jushi Co. Ltd., Class A	2,794,062	6,821,450
China Kepei Education Group Ltd.	66,000	13,741
China Lesso Group Holdings Ltd.	10,097,000	12,964,447
China Life Insurance Co. Ltd., Class A	1,684,821	6,258,307
China Life Insurance Co. Ltd., Class H	64,715,000	99,282,131
China Lilang Ltd.	5,724,000	2,761,117
China Literature Ltd.(a)(b)(c)	3,676,200	16,138,647
Security	Shares	Value

China (continued)
China Longyuan Power Group Corp. Ltd., Class H	29,738,000	$63,324,546
China Lumena New Materials Corp.(a)(c)(d)	64,600	—
China Maple Leaf Educational Systems Ltd.(a)(d)	19,720,000	847,509
China Medical System Holdings Ltd.	12,187,000	18,008,358
China Meidong Auto Holdings Ltd.	5,188,000	18,615,663
China Mengniu Dairy Co. Ltd.	28,082,000	143,779,786
China Merchants Bank Co. Ltd., Class A	10,995,877	65,138,177
China Merchants Bank Co. Ltd., Class H	34,082,964	215,573,922
China Merchants Land Ltd.	27,222,000	2,357,156
China Merchants Port Holdings Co. Ltd.	12,184,270	23,120,317
China Merchants Securities Co. Ltd., Class A	4,015,781	7,743,150
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,421,066	8,258,719
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	18,825,817	10,743,136
China Minsheng Banking Corp. Ltd., Class H	47,562,220	18,420,905
China Modern Dairy Holdings Ltd.(c)	30,808,000	4,429,781
China Molybdenum Co. Ltd., Class A	11,717,671	8,328,950
China Molybdenum Co. Ltd., Class H	27,294,000	13,355,156
China National Building Material Co. Ltd., Class H	34,266,850	43,223,279
China National Chemical Engineering Co. Ltd., Class A	4,425,222	6,227,527
China National Nuclear Power Co. Ltd., Class A	10,417,409	11,307,136
China New Higher Education Group Ltd.(b)	10,035,000	3,126,321
China Nonferrous Mining Corp Ltd.	11,983,000	6,856,416
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,078,700	10,808,087
China Oilfield Services Ltd., Class H	15,464,000	18,207,837
China Oriental Group Co. Ltd.	14,326,000	3,755,578
China Overseas Grand Oceans Group Ltd.	16,230,500	8,266,593
China Overseas Land & Investment Ltd.	33,369,000	96,833,332
China Overseas Property Holdings Ltd.	12,160,000	14,138,825
China Pacific Insurance Group Co. Ltd., Class A	3,946,742	12,528,201
China Pacific Insurance Group Co. Ltd., Class H	22,875,200	53,367,012
China Petroleum & Chemical Corp., Class A	18,010,350	11,957,173
China Petroleum & Chemical Corp., Class H	211,132,200	101,124,446
China Power International Development Ltd.	49,053,000	24,900,061
China Railway Group Ltd., Class A	11,856,166	11,656,060
China Railway Group Ltd., Class H	33,982,000	23,486,940
China Renaissance Holdings Ltd.(b)	1,847,200	2,302,958
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	13,710,000	85,449,893
China Resources Cement Holdings Ltd.	20,458,000	16,171,158
China Resources Gas Group Ltd.	8,104,000	33,906,461
China Resources Land Ltd.	28,309,777	125,998,783
China Resources Medical Holdings Co. Ltd.	9,526,000	5,240,774
China Resources Microelectronics Ltd.	642,511	5,067,768
China Resources Mixc Lifestyle Services Ltd.(b)	5,860,600	28,884,427
China Resources Power Holdings Co. Ltd.	17,190,000	35,351,439
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	748,027	4,916,999
China Ruyi Holdings Ltd.(a)(c)	39,351,200	11,239,463
China SCE Group Holdings Ltd.	18,590,200	2,746,470
China Shenhua Energy Co. Ltd., Class A	3,892,529	19,766,363
China Shenhua Energy Co. Ltd., Class H	29,609,000	98,882,888
China Shineway Pharmaceutical Group Ltd.	4,476,000	3,366,445
China South City Holdings Ltd.	47,430,000	3,983,450
China Southern Airlines Co. Ltd., Class A(a)	6,847,384	6,651,435
China Southern Airlines Co. Ltd., Class H(a)	13,518,000	7,459,884

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	20,389,619	$16,815,112
China State Construction International Holdings Ltd.	18,276,000	21,479,622
China Suntien Green Energy Corp. Ltd., Class H	15,820,000	9,217,571
China Taiping Insurance Holdings Co. Ltd.	12,370,708	14,206,043
China Three Gorges Renewables Group Co. Ltd., Class A	15,198,970	14,105,835
China Tobacco International HK Co. Ltd.	3,692,000	5,532,603
China Tourism Group Duty Free Corp. Ltd., Class A	1,040,979	27,387,823
China Tower Corp. Ltd., Class H(b)	354,014,000	41,479,576
China Traditional Chinese Medicine Holdings Co. Ltd.	24,304,000	12,829,980
China Travel International Investment Hong Kong Ltd.(a)(c)	32,790,000	6,102,905
China United Network Communications Ltd., Class A	15,823,925	8,239,118
China Vanke Co. Ltd., Class A	5,578,268	14,863,231
China Vanke Co. Ltd., Class H	14,273,287	31,537,802
China Water Affairs Group Ltd.(c)	8,658,000	8,615,077
China Yangtze Power Co. Ltd., Class A	14,097,525	50,649,420
China Youzan Ltd.(a)(c)	160,860,000	2,372,373
China Yuchai International Ltd.	135,587	1,423,664
China Yuhua Education Corp. Ltd.(b)(c)	15,574,000	2,224,987
China Zhenhua Group Science & Technology Co. Ltd., Class A	328,100	5,859,833
China Zheshang Bank Co. Ltd., Class A	15,359,900	7,472,419
China Zhongwang Holdings Ltd.(a)(c)(d)	15,649,600	2,098,533
Chinasoft International Ltd.	23,548,000	21,640,691
Chindata Group Holdings Ltd., ADR(a)(c)	1,114,280	8,345,957
Chongqing Brewery Co. Ltd., Class A(a)	303,800	5,895,562
Chongqing Changan Automobile Co. Ltd., Class A	3,585,896	7,476,023
Chongqing Zhifei Biological Products Co. Ltd., Class A	854,776	11,173,282
CIFI Ever Sunshine Services Group Ltd.	6,740,000	7,809,338
CIFI Holdings Group Co. Ltd.(c)	30,302,500	13,142,929
CIMC Enric Holdings Ltd.(c)	7,386,000	7,753,468
CITIC Ltd.	51,479,000	57,734,041
CITIC Securities Co. Ltd., Class A	7,114,554	21,036,895
CITIC Securities Co. Ltd., Class H	17,861,400	38,658,332
CMGE Technology Group Ltd.	16,234,000	4,260,991
CNGR Advanced Material Co. Ltd.	235,000	3,705,857
COFCO Joycome Foods Ltd.	21,791,000	8,898,774
Colour Life Services Group Co. Ltd.(c)(d)	4,592,000	321,192
Concord New Energy Group Ltd.	76,880,000	7,638,260
Contemporary Amperex Technology Co. Ltd., Class A	1,256,051	76,475,961
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	6,855,046	15,674,758
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	27,989,100	49,524,257
COSCO SHIPPING International Hong Kong Co. Ltd.	12,220,000	3,535,992
COSCO SHIPPING Ports Ltd.	16,528,000	12,462,662
Country Garden Holdings Co. Ltd.	68,054,733	42,551,839
Country Garden Services Holdings Co. Ltd.	17,764,000	70,242,841
CPMC Holdings Ltd.	80,000	33,003
CRRC Corp. Ltd., Class A	12,430,200	9,412,444
CRRC Corp. Ltd., Class H	37,691,000	15,118,720
CSC Financial Co. Ltd., Class A	2,459,292	8,245,539
CSPC Pharmaceutical Group Ltd.	79,227,760	84,652,860
Security	Shares	Value

China (continued)
CStone Pharmaceuticals(a)(b)(c)(d)	5,974,500	$3,546,450
Dada Nexus Ltd., ADR(a)(c)	535,952	4,046,438
Dali Foods Group Co. Ltd.(b)	18,680,000	9,407,831
Daqin Railway Co. Ltd., Class A	7,905,700	7,935,154
Daqo New Energy Corp., ADR(a)	512,099	25,041,641
DaShenLin Pharmaceutical Group Co. Ltd., Class A	695,274	3,415,431
DHC Software Co. Ltd., Class A	3,872,698	3,425,283
Differ Group Holding Co. Ltd.(c)	30,540,000	8,253,261
Digital China Holdings Ltd.	9,430,000	4,442,609
Dongfeng Motor Group Co. Ltd., Class H	23,886,000	18,758,817
Dongxing Securities Co. Ltd., Class A	3,647,267	4,460,434
Dongyue Group Ltd.	13,188,000	16,734,833
DouYu International Holdings Ltd., ADR(a)(c)	1,295,487	1,671,178
East Money Information Co. Ltd., Class A	6,957,255	23,509,167
Ecovacs Robotics Co. Ltd., Class A	312,400	5,451,256
EHang Holdings Ltd., ADR(a)(c)	276,459	2,466,014
ENN Energy Holdings Ltd.	7,010,600	107,262,401
Eve Energy Co. Ltd., Class A	1,060,977	12,724,212
Everbright Securities Co. Ltd., Class A	2,633,086	4,550,013
Everest Medicines Ltd.(a)(b)	1,404,000	3,946,058
Excellence Commercial Property & Facilities Management Group Ltd.(c)	4,306,000	2,110,428
Fangda Carbon New Material Co. Ltd., Class A	2,859,584	3,013,568
Fanhua Inc., ADR	45,612	233,990
Far East Horizon Ltd.	12,679,000	11,232,046
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,392,498	2,942,539
FinVolution Group, ADR(c)	1,169,159	4,922,159
Fire Rock Holdings Ltd.(c)(d)	19,668,000	1,297,198
First Capital Securities Co. Ltd., Class A	3,892,000	3,266,165
Flat Glass Group Co. Ltd., Class A	952,900	6,254,935
Flat Glass Group Co. Ltd., Class H	3,648,000	15,164,098
Focus Media Information Technology Co. Ltd., Class A	8,854,699	8,486,480
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,075,016	23,742,083
Fosun International Ltd.	22,963,500	23,283,740
Founder Securities Co. Ltd., Class A	8,050,387	7,541,127
Foxconn Industrial Internet Co. Ltd., Class A	4,819,634	6,782,233
Fu Shou Yuan International Group Ltd.	10,838,000	7,547,225
Fufeng Group Ltd.	16,445,400	7,708,222
Fuyao Glass Industry Group Co. Ltd., Class A	1,218,600	7,295,175
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,237,600	25,333,146
Ganfeng Lithium Co. Ltd., Class A	672,084	11,935,429
Ganfeng Lithium Co. Ltd., Class H(b)	2,282,000	29,249,646
Gaotu Techedu Inc., ADR(a)(c)	1,172,968	1,524,858
GD Power Development Co. Ltd., Class A	9,152,900	4,936,026
GDS Holdings Ltd., ADR(a)(c)	792,372	22,178,492
Geely Automobile Holdings Ltd.	52,161,000	99,558,001
Gemdale Corp., Class A	3,071,596	5,456,384
Gemdale Properties & Investment Corp. Ltd.	67,076,000	6,493,872
Genertec Universal Medical Group Co. Ltd.(b)	11,770,500	7,544,482
Genscript Biotech Corp.(a)	10,404,000	30,786,966
GF Securities Co. Ltd., Class A	3,009,230	7,685,875
GF Securities Co. Ltd., Class H	10,456,600	13,812,674
Gigadevice Semiconductor Beijing Inc., Class A	394,835	8,458,553
Ginlong Technologies Co. Ltd., Class A	258,450	6,529,167
Glory Sun Financial Group Ltd.(a)(c)	170,304,000	737,365
GoerTek Inc., Class A	1,944,962	11,817,678

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GOME Retail Holdings Ltd.(a)(c)	111,815,000	$5,558,732
Gotion High-tech Co. Ltd., Class A(a)	1,015,600	5,590,172
Grand Pharmaceutical Group Ltd., Class A	13,961,500	7,645,394
Great Wall Motor Co. Ltd., Class A	1,320,400	6,550,671
Great Wall Motor Co. Ltd., Class H	27,089,500	48,688,992
Gree Electric Appliances Inc. of Zhuhai, Class A	1,572,900	7,557,655
Greenland Holdings Corp. Ltd., Class A	5,584,303	3,203,947
Greenland Hong Kong Holdings Ltd.	9,314,000	1,792,507
Greentown China Holdings Ltd.	7,571,500	13,109,062
Greentown Management Holdings Co. Ltd.(b)(c)	7,077,000	5,130,687
Greentown Service Group Co. Ltd.	12,776,000	12,850,542
Guangdong Haid Group Co. Ltd., Class A	1,004,120	8,987,310
Guangdong Investment Ltd.	25,962,000	32,735,160
Guangdong Kinlong Hardware Products Co. Ltd., Class A	226,900	2,848,587
Guanghui Energy Co. Ltd., Class A(a)	4,613,800	7,291,677
Guangzhou Automobile Group Co. Ltd., Class A	3,036,199	6,813,312
Guangzhou Automobile Group Co. Ltd., Class H	25,999,200	24,588,951
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,547,688	7,172,541
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	325,600	3,698,017
Guangzhou R&F Properties Co. Ltd., Class H(c)	12,559,200	4,453,569
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	429,083	4,499,007
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,218,396	6,911,215
Guosen Securities Co. Ltd., Class A	5,402,867	7,371,774
Guotai Junan Securities Co. Ltd., Class A	3,714,191	8,040,255
Guoyuan Securities Co. Ltd., Class A	3,706,271	3,196,853
Haichang Ocean Park Holdings Ltd.(a)(b)	12,272,000	10,978,367
Haidilao International Holding Ltd.(b)(c)	9,535,000	18,912,495
Haier Smart Home Co. Ltd., Class A	3,812,437	14,463,230
Haier Smart Home Co. Ltd., Class H	19,806,800	70,419,772
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,769,000	3,580,700
Haitian International Holdings Ltd.	5,629,000	14,439,229
Haitong Securities Co. Ltd., Class A	6,272,531	8,560,290
Haitong Securities Co. Ltd., Class H	21,451,200	15,192,180
Hangzhou First Applied Material Co. Ltd., Class A	810,020	9,568,719
Hangzhou Lion Electronics Co. Ltd.	357,800	3,305,985
Hangzhou Robam Appliances Co. Ltd., Class A	842,709	3,848,017
Hangzhou Silan Microelectronics Co. Ltd., Class A	855,800	5,750,367
Hangzhou Steam Turbine Co. Ltd., Class B	5,273,662	7,352,842
Hangzhou Tigermed Consulting Co. Ltd., Class A	253,074	3,249,520
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,013,700	9,773,232
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,362,000	18,639,811
Harbin Electric Co. Ltd., Class H	8,374,000	2,341,150
Helens International Holdings Co. Ltd. (a)	2,403,000	4,164,645
Hello Group Inc., ADR	1,376,260	8,367,661
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,866,132	7,907,821
Hengan International Group Co. Ltd.	5,456,500	27,017,493
Hengli Petrochemical Co. Ltd., Class A	3,313,130	11,664,941
Hengyi Petrochemical Co. Ltd., Class A	3,411,461	5,442,065
Hithink RoyalFlush Information Network Co. Ltd., Class A	370,002	4,714,842
Hongfa Technology Co. Ltd., Class A	463,620	3,664,921
Hope Education Group Co. Ltd.(b)	32,220,000	1,947,156
Security	Shares	Value

China (continued)
Hopson Development Holdings Ltd.(c)	6,433,590	$10,480,551
Hoshine Silicon Industry Co. Ltd., Class A	315,823	4,386,797
Hua Han Health Industry Holdings Ltd.(d)	22,424,288	29
Hua Hong Semiconductor Ltd.(a)(b)	4,666,000	17,726,547
Hua Medicine(a)(b)	7,236,500	3,606,952
Huabao International Holdings Ltd.(c)	8,608,000	4,629,214
Huadong Medicine Co. Ltd., Class A	1,145,551	6,633,822
Huafon Chemical Co. Ltd., Class A	3,534,366	4,365,592
Hualan Biological Engineering Inc., Class A	1,144,820	3,204,963
Huaneng Power International Inc., Class A	5,341,826	5,913,579
Huaneng Power International Inc., Class H	35,182,000	17,858,855
Huatai Securities Co. Ltd., Class A	4,107,951	8,175,833
Huatai Securities Co. Ltd., Class H(b)	12,751,400	17,846,557
Huaxia Bank Co. Ltd., Class A	9,092,318	7,242,553
Huaxin Cement Co. Ltd., Class A	1,105,724	3,278,790
Huayu Automotive Systems Co. Ltd., Class A	2,020,510	6,659,444
Huazhu Group Ltd., ADR	1,635,378	53,149,785
Hubei Xingfa Chemicals Group Co. Ltd., Class A	581,300	3,272,452
Huizhou Desay Sv Automotive Co. Ltd., Class A	285,000	5,403,877
Humanwell Healthcare Group Co. Ltd., Class A	992,100	2,477,435
Hundsun Technologies Inc., Class A	1,146,227	6,864,142
Hutchmed China Ltd., ADR(a)(c)	782,904	8,236,150
HUYA Inc., ADR(a)	724,930	3,066,454
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	3,066,800	17,024,433
iClick Interactive Asia Group Ltd., ADR(a)(c)	207,954	116,662
iDreamSky Technology Holdings Ltd.(a)(b)	4,606,400	3,122,903
Iflytek Co. Ltd., Class A	1,378,284	7,486,967
I-Mab, ADR(a)(c)	387,056	3,367,387
IMAX China Holding Inc.(b)	22,700	24,982
Imeik Technology Development Co. Ltd., Class A	106,300	8,580,335
Industrial & Commercial Bank of China Ltd., Class A	33,420,880	23,323,909
Industrial & Commercial Bank of China Ltd., Class H	493,221,000	295,350,769
Industrial Bank Co. Ltd., Class A	10,993,190	32,298,002
Industrial Securities Co. Ltd., Class A	5,558,424	5,139,890
Ingenic Semiconductor Co. Ltd., Class A	308,203	4,285,662
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	27,200,700	8,160,589
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	5,874,400	3,801,271
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,300,462	18,747,515
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,914,895	18,161,174
Innovent Biologics Inc.(a)(b)	9,130,000	28,276,099
Inspur Electronic Information Industry Co. Ltd., Class A	1,437,572	5,293,249
Inspur International Ltd.(a)	6,426,000	2,226,803
Intco Medical Technology Co. Ltd., Class A	359,350	1,479,299
iQIYI Inc., ADR(a)(c)	2,834,486	11,621,393
JA Solar Technology Co. Ltd., Class A	895,500	12,512,312
Jafron Biomedical Co. Ltd., Class A	574,773	3,778,767
Jason Furniture Hangzhou Co. Ltd., Class A	621,859	5,936,903
JCET Group Co. Ltd., Class A	1,212,500	4,380,623
JD Health International Inc.(a)(b)(c)	9,718,750	61,687,770
JD.com Inc., Class A	17,621,204	494,985,984
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,551,500	5,947,019
Jiangsu Expressway Co. Ltd., Class H	10,038,000	10,359,904
Jiangsu Hengli Hydraulic Co. Ltd., Class A	818,196	6,525,097
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,399,455	15,389,016

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu King’s Luck Brewery JSC Ltd., Class A	861,856	$5,923,336
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	816,251	20,118,766
Jiangsu Yangnong Chemical Co. Ltd., Class A	161,900	3,575,115
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,873,400	5,142,001
Jiangxi Copper Co. Ltd., Class H	11,991,000	19,405,930
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,760,763	2,568,355
Jiayuan International Group Ltd.(c)(d)	17,032,000	759,660
Jinchuan Group International Resources Co. Ltd.	36,943,000	3,943,069
Jinke Properties Group Co. Ltd., Class A	3,811,900	1,788,826
JinkoSolar Holding Co. Ltd., ADR(a)(c)	348,211	21,334,888
Jinxin Fertility Group Ltd.(a)(b)(c)	12,872,000	10,098,331
JiuGui Liquor Co. Ltd., Class A	221,700	5,198,760
Jiumaojiu International Holdings Ltd.(b)(c)	6,532,000	15,310,505
JNBY Design Ltd.	2,656,500	2,919,224
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	627,042	2,447,170
Joy Spreader Group Inc.(a)	11,737,000	4,801,174
JOYY Inc., ADR	495,167	20,990,129
Juewei Food Co. Ltd., Class A	478,900	3,700,294
JW Cayman Therapeutics Co. Ltd.(a)(b)(c)	2,675,500	2,546,328
Kaisa Group Holdings Ltd.(c)(d)	28,384,000	2,689,846
Kangji Medical Holdings Ltd.(c)	4,021,500	3,433,881
Kanzhun Ltd., ADR(a)(c)	668,774	13,522,610
KE Holdings Inc., ADR(a)	2,775,372	37,189,985
Kingboard Holdings Ltd.	5,991,200	28,664,284
Kingdee International Software Group Co. Ltd.(a)(c)	23,215,000	45,716,726
Kingfa Sci & Tech Co. Ltd., Class A	2,054,500	2,745,955
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	930,941	4,487,136
Kingsoft Corp. Ltd.	8,517,400	28,514,654
Kintor Pharmaceutical Ltd. (a)(b)	1,621,000	4,947,363
Konka Group Co. Ltd., Class B	10,110,618	2,601,178
Koolearn Technology Holding Ltd.(a)(b)(c)	3,738,500	1,759,172
Kuaishou Technology(a)(b)	15,261,200	147,762,045
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,469,250	3,433,772
Kunlun Energy Co. Ltd.	35,218,000	30,184,710
Kweichow Moutai Co. Ltd., Class A	662,073	178,448,894
KWG Group Holdings Ltd.(c)	11,278,500	3,540,879
KWG Living Group Holdings Ltd.	11,135,999	3,469,043
LB Group Co. Ltd., Class A	1,645,707	4,668,592
Lee & Man Paper Manufacturing Ltd.	13,479,000	6,545,124
Legend Biotech Corp., ADR(a)(c)	405,168	17,134,555
Lenovo Group Ltd.(c)	64,446,000	63,499,176
Lens Technology Co. Ltd., Class A	2,939,415	4,635,541
Lepu Medical Technology Beijing Co. Ltd., Class A	1,518,682	4,014,465
LexinFintech Holdings Ltd., ADR(a)(c)	1,157,492	2,338,134
Li Auto Inc., ADR(a)(c)	4,831,787	121,132,900
Li Ning Co. Ltd.	20,865,500	162,796,246
Lifetech Scientific Corp. (a)	33,650,000	10,377,954
Lingyi iTech Guangdong Co., Class A(a)	5,049,233	3,598,247
Logan Group Co. Ltd.(c)(d)	11,502,000	3,035,559
Longfor Group Holdings Ltd.(b)	16,125,000	80,241,287
LONGi Green Energy Technology Co. Ltd., Class A	2,906,135	34,232,465
Lonking Holdings Ltd.	21,846,000	5,699,267
Lufax Holding Ltd., ADR	7,319,749	46,041,221
Luxshare Precision Industry Co. Ltd., Class A	3,902,416	19,720,818
Luye Pharma Group Ltd. (a)(b)	17,173,500	5,382,725
Luzhou Laojiao Co. Ltd., Class A	793,408	25,434,272
Mango Excellent Media Co. Ltd., Class A	1,140,432	6,170,502
Security	Shares	Value

China (continued)
Maoyan Entertainment(a)(b)(c)	5,740,400	$4,559,998
Maxscend Microelectronics Co. Ltd., Class A	210,320	6,093,351
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,807,528	2,147,387
Meitu Inc.(a)(b)(c)	23,911,500	2,864,532
Meituan, Class B(a)(b)	35,920,600	842,880,536
Metallurgical Corp. of China Ltd., Class A	11,952,500	6,309,817
MH Development Ltd.(d)	4,108,000	211,331
Microport Scientific Corp.(c)	5,788,100	11,463,586
Midea Real Estate Holding Ltd.(b)	2,816,800	4,451,787
Ming Yang Smart Energy Group Ltd., Class A	1,264,600	4,802,140
Ming Yuan Cloud Group Holdings Ltd.(c)	6,312,000	7,790,758
Minth Group Ltd.	6,668,000	17,266,651
MMG Ltd.(a)	25,807,999	10,936,686
Mobvista Inc.(a)(b)(c)	6,135,000	3,833,140
Montage Technology Co. Ltd., Class A	632,200	6,077,344
Muyuan Foods Co. Ltd., Class A	2,863,083	21,914,365
Nanjing Securities Co. Ltd., Class A	3,520,987	3,999,758
NARI Technology Co. Ltd., Class A	3,265,956	16,709,208
National Silicon Industry Group Co. Ltd., Class A(a)	1,404,219	4,683,443
NAURA Technology Group Co. Ltd., Class A	288,975	11,634,856
NavInfo Co. Ltd., Class A(a)	2,032,950	3,998,817
NetDragon Websoft Holdings Ltd.	2,883,000	5,793,089
NetEase Inc.	18,228,635	381,232,161
New China Life Insurance Co. Ltd., Class A	1,249,301	5,262,166
New China Life Insurance Co. Ltd., Class H	6,768,100	17,708,366
New Hope Liuhe Co. Ltd., Class A(a)	2,987,044	6,375,641
New Horizon Health Ltd.(a)(b)	1,674,000	3,583,852
New Oriental Education & Technology Group Inc., ADR(a)(c)	1,368,019	17,866,328
Newborn Town Inc.(a)	7,600,000	2,611,469
Nexteer Automotive Group Ltd.	7,913,000	5,109,395
Ninestar Corp., Class A	1,162,000	7,610,643
Ningbo Ronbay New Energy Technology Co. Ltd.	238,717	3,326,053
Ningbo Shanshan Co. Ltd.	1,547,900	5,291,451
Ningbo Tuopu Group Co. Ltd., Class A	667,300	5,839,611
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,889,200	9,039,173
NIO Inc., ADR(a)(c)	11,559,213	201,014,714
Niu Technologies, ADR(a)(c)	326,962	2,560,112
Noah Holdings Ltd., ADR(a)(c)	300,209	5,511,837
Nongfu Spring Co. Ltd., Class H(b)(c)	15,514,800	86,380,788
Offshore Oil Engineering Co. Ltd., Class A	2,630,600	1,745,969
OFILM Group Co. Ltd., Class A(a)	2,485,289	2,127,340
OneConnect Financial Technology Co. Ltd., ADR(a)	1,320,517	1,809,108
Oppein Home Group Inc., Class A	387,880	6,949,457
Orient Securities Co. Ltd., Class A	5,107,007	7,116,410
Ovctek China Inc., Class A	584,565	4,020,841
Peijia Medical Ltd.(a)(b)(c)	3,963,000	3,430,770
People’s Insurance Co. Group of China Ltd. (The), Class H	78,364,000	24,653,153
Perfect World Co. Ltd., Class A	1,372,986	2,793,770
PetroChina Co. Ltd., Class A	11,552,000	9,669,933
PetroChina Co. Ltd., Class H	186,158,000	98,030,363
Pharmaron Beijing Co. Ltd., Class A	390,300	6,963,241
Pharmaron Beijing Co. Ltd., Class H(b)	1,163,900	14,036,646
PICC Property & Casualty Co. Ltd., Class H	59,543,040	57,658,927
Pinduoduo Inc., ADR(a)	3,858,077	194,254,177
Ping An Bank Co. Ltd., Class A	10,350,936	21,887,045
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,115,400	11,066,685

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	5,942,816	$39,248,236
Ping An Insurance Group Co. of China Ltd., Class H	55,024,500	352,312,375
Poly Developments and Holdings Group Co. Ltd., Class A	6,604,911	15,304,818
Poly Property Group Co. Ltd.	17,699,000	4,237,498
Pop Mart International Group Ltd.(b)	5,123,000	19,748,541
Postal Savings Bank of China Co. Ltd., Class A	13,408,500	10,548,236
Postal Savings Bank of China Co. Ltd., Class H(b)	70,898,000	52,657,955
Pou Sheng International Holdings Ltd.(a)	25,440,000	2,686,677
Power Construction Corp. of China Ltd., Class A	8,428,344	9,829,649
Powerlong Commercial Management Holdings Ltd.(c)	2,405,000	1,907,569
Powerlong Real Estate Holdings Ltd.(c)	10,815,000	2,905,192
Q Technology Group Co. Ltd.(a)(c)	4,873,000	3,362,889
Redco Properties Group Ltd.(b)(c)	11,296,000	2,834,539
Redsun Properties Group Ltd.(c)	16,239,000	4,987,255
RLX Technology Inc., ADR(a)(c)	4,516,397	8,942,466
Road King Infrastructure Ltd.	3,511,000	2,704,759
Rongsheng Petrochemical Co. Ltd., Class A	5,534,479	13,201,585
Ronshine China Holdings Ltd.	7,181,500	1,911,926
SAIC Motor Corp. Ltd., Class A	4,103,300	10,542,985
Sangfor Technologies Inc., Class A	294,500	4,155,222
Sany Heavy Equipment International Holdings Co. Ltd.	10,915,000	10,984,848
Sany Heavy Industry Co. Ltd., Class A	4,620,211	11,690,353
Satellite Chemical Co. Ltd., Class A	1,083,600	6,378,982
SDIC Capital Co. Ltd., Class A	6,044,240	5,553,130
SDIC Power Holdings Co. Ltd., Class A	4,937,828	7,639,541
Seazen Group Ltd.	17,542,000	7,431,949
Seazen Holdings Co. Ltd., Class A	1,319,526	4,790,505
SF Holding Co. Ltd., Class A	2,580,392	20,011,134
SG Micro Corp., Class A	155,400	6,682,770
Shaanxi Coal Industry Co. Ltd., Class A	5,652,590	16,063,161
Shandong Gold Mining Co. Ltd., Class A	2,434,601	6,667,315
Shandong Gold Mining Co. Ltd., Class H(b)	4,797,500	8,492,351
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,466,550	6,538,095
Shandong Linglong Tyre Co. Ltd., Class A	962,941	3,062,988
Shandong Nanshan Aluminum Co. Ltd., Class A	5,504,700	2,927,374
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,402,800	24,852,534
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	582,860	3,085,661
Shanghai Baosight Software Co. Ltd., Class A	840,225	6,548,929
Shanghai Baosight Software Co. Ltd., Class B	3,451,947	13,487,192
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,232,909	5,506,891
Shanghai Construction Group Co. Ltd., Class A	7,499,500	3,520,072
Shanghai Electric Group Co. Ltd., Class A	7,342,000	4,466,878
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,093,300	7,165,894
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,417,000	18,588,018
Shanghai Haixin Group Co., Class B	7,618,691	2,283,885
Shanghai Industrial Holdings Ltd.	5,158,000	7,749,647
Shanghai Industrial Urban Development Group Ltd.	29,902,200	2,552,520
Shanghai International Airport Co. Ltd., Class A(a)	731,603	5,509,823
Security	Shares	Value

China (continued)
Shanghai International Port Group Co. Ltd., Class A	6,654,100	$6,215,124
Shanghai Jinjiang International Hotels Co. Ltd., Class A	636,578	5,134,008
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	256,915	3,251,319
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	11,088,313	10,300,145
Shanghai M&G Stationery Inc., Class A	693,847	5,371,446
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,579,900	4,260,085
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,980,400	11,365,323
Shanghai Pudong Development Bank Co. Ltd., Class A	15,635,733	18,582,210
Shanghai Putailai New Energy Technology Co. Ltd., Class A	434,260	8,343,529
Shanghai RAAS Blood Products Co. Ltd., Class A	5,572,734	4,696,525
Shanxi Coking Coal Energy Group Co. Ltd., Class A	2,542,900	5,435,875
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,973,000	4,708,245
Shanxi Meijin Energy Co. Ltd., Class A(a)	2,778,043	4,802,035
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	665,219	27,037,076
Shengyi Technology Co. Ltd., Class A	1,734,408	4,212,617
Shennan Circuits Co. Ltd., Class A	317,971	4,375,139
Shenwan Hongyuan Group Co. Ltd., Class A	14,277,892	8,645,242
Shenzhen Dynanonic Co. Ltd.	96,782	4,308,977
Shenzhen Goodix Technology Co. Ltd., Class A	316,252	2,726,195
Shenzhen Inovance Technology Co. Ltd., Class A	1,441,742	13,174,752
Shenzhen International Holdings Ltd.	9,628,250	9,271,218
Shenzhen Investment Ltd.	27,394,000	5,891,239
Shenzhen Kangtai Biological Products Co. Ltd., Class A	410,000	3,826,129
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	652,446	29,462,349
Shenzhen Overseas Chinese Town Co. Ltd., Class A	5,082,002	4,350,366
Shenzhen Transsion Holding Co. Ltd., Class A	413,334	5,425,010
Shenzhou International Group Holdings Ltd.	7,310,900	100,370,131
Shimao Group Holdings Ltd.(c)(d)	9,841,500	4,907,469
Shimao Services Holdings Ltd.(b)(c)(d)	8,520,000	4,072,113
Shoucheng Holdings Ltd.	24,750,800	3,561,996
Shougang Fushan Resources Group Ltd.	19,444,000	8,404,297
Shui On Land Ltd.	46,960,666	6,639,370
Sichuan Chuantou Energy Co. Ltd., Class A	3,619,823	6,521,039
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,594,420	4,245,413
Sichuan Road & Bridge Co. Ltd., Class A	3,531,300	5,623,207
Sichuan Swellfun Co. Ltd., Class A	341,100	3,856,617
Sihuan Pharmaceutical Holdings Group Ltd.(c)	36,896,000	5,302,267
Sino Biopharmaceutical Ltd.	91,964,000	51,558,706
Sinofert Holdings Ltd.	26,246,000	4,213,832
Sinolink Securities Co. Ltd., Class A	2,932,600	3,596,154
Sinoma Science & Technology Co. Ltd., Class A	1,025,600	3,449,892
Sino-Ocean Group Holding Ltd.	29,369,500	5,199,781
Sinopec Engineering Group Co. Ltd., Class H	15,691,500	8,009,032
Sinopec Kantons Holdings Ltd.	13,548,000	4,619,153
Sinopharm Group Co. Ltd., Class H	11,717,600	28,982,693
Sinotruk Hong Kong Ltd.	6,225,500	8,829,441
Skshu Paint Co. Ltd., Class A	285,420	3,971,550

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Skyfame Realty Holdings Ltd.	54,534,000	$646,302
Skyworth Group Ltd.	14,378,000	7,335,880
Smoore International Holdings Ltd.(b)(c)	16,067,000	39,296,034
SOHO China Ltd.(a)	20,370,000	3,864,145
Sohu.com Ltd., ADR(a)(c)	290,123	4,192,277
Songcheng Performance Development Co. Ltd., Class A	2,229,656	4,261,910
SSY Group Ltd.(c)	12,384,411	5,612,378
StarPower Semiconductor Ltd., Class A	104,500	5,936,872
Sun King Technology Group Ltd.	10,456,000	3,160,795
Sunac China Holdings Ltd.(c)(d)	26,936,000	13,917,837
Sunac Services Holdings Ltd.(a)(b)(c)	9,258,000	4,984,802
Sungrow Power Supply Co. Ltd., Class A	795,200	9,498,700
Sunny Optical Technology Group Co. Ltd.	6,294,900	99,344,469
Sunwoda Electronic Co. Ltd., Class A	1,211,400	4,842,416
Superb Summit International Group Ltd.(d)	1,998,771	423
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,438,000	4,046,867
Suzhou Maxwell Technologies Co. Ltd., Class A	107,520	6,048,204
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	423,500	3,817,153
SY Holdings Group Ltd.(c)	7,405,000	6,067,661
TAL Education Group, ADR(a)(c)	3,708,673	15,205,559
TBEA Co. Ltd., Class A	2,168,901	7,285,426
TCL Electronics Holdings Ltd.(c)	9,749,000	4,763,726
TCL Technology Group Corp., Class A	9,239,602	6,269,868
Tencent Holdings Ltd.	54,573,900	2,495,029,390
Tencent Music Entertainment Group, ADR(a)(c)	5,932,780	24,799,020
Thunder Software Technology Co. Ltd., Class A	316,900	5,201,704
Tiangong International Co. Ltd.(c)	12,774,000	4,226,231
Tianjin Port Development Holdings Ltd.	49,384,000	3,954,295
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,830,591	11,902,814
Tianma Microelectronics Co. Ltd., Class A	3,317,999	4,678,622
Tianneng Power International Ltd.(c)	6,162,000	5,889,288
Tianshui Huatian Technology Co. Ltd., Class A	2,894,907	3,732,491
Times Neighborhood Holdings Ltd.	2,619,000	583,431
Tingyi Cayman Islands Holding Corp.	17,516,000	30,964,729
Toly Bread Co. Ltd., Class A	1,219,296	2,785,497
Tong Ren Tang Technologies Co. Ltd., Class H	6,653,000	4,980,187
Tongcheng Travel Holdings Ltd.(a)	10,232,800	19,618,719
Tongdao Liepin Group(a)	2,289,000	3,500,357
Tongwei Co. Ltd., Class A	2,427,977	16,357,288
Topchoice Medical Corp., Class A(a)	194,099	4,055,012
Topsports International Holdings Ltd.(b)	13,142,000	9,713,121
Towngas Smart Energy Co. Ltd.(c)	9,980,000	4,979,328
TravelSky Technology Ltd., Class H	8,014,000	13,034,679
Trina Solar Co. Ltd.	1,099,616	10,469,262
Trip.com Group Ltd., ADR(a)(c)	4,689,988	103,461,135
Truly International Holdings Ltd.	18,638,000	5,351,585
Tsingtao Brewery Co. Ltd., Class A	494,400	6,847,765
Tsingtao Brewery Co. Ltd., Class H	4,710,000	40,619,841
Tuya Inc.(a)	1,923,873	4,925,115
Unigroup Guoxin Microelectronics Co. Ltd., Class A	361,310	9,588,669
Uni-President China Holdings Ltd.	11,560,000	9,318,719
Unisplendour Corp. Ltd., Class A	1,981,661	5,271,759
Untrade Cteg(d)	33,362,000	417,535
Untrade SMI Holdings(d)	12,533,884	16
Up Fintech Holding Ltd., ADR(a)(c)	917,959	3,745,273
Security	Shares	Value

China (continued)
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,455,500	$4,232,282
Vipshop Holdings Ltd., ADR(a)	4,029,557	37,474,880
Viva Biotech Holdings(b)(c)	8,481,000	2,692,809
Vnet Group Inc., ADR(a)(c)	879,186	4,967,401
Walvax Biotechnology Co. Ltd., Class A	959,889	6,674,391
Wanhua Chemical Group Co. Ltd., Class A	1,780,786	22,376,113
Want Want China Holdings Ltd.(c)	43,841,000	43,628,762
Weibo Corp., ADR(a)(c)	541,983	11,923,626
Weichai Power Co. Ltd., Class A	4,110,600	7,424,653
Weichai Power Co. Ltd., Class H	16,787,000	25,889,556
Weimob Inc.(a)(b)(c)	17,163,000	10,334,748
Wens Foodstuffs Group Co. Ltd., Class A(a)	3,854,241	10,424,436
West China Cement Ltd.	29,810,000	4,520,987
Western Securities Co. Ltd., Class A	5,908,381	5,461,633
Western Superconducting Technologies Co. Ltd., Class A	264,800	3,682,725
Wharf Holdings Ltd. (The)	10,906,000	36,466,761
Will Semiconductor Co. Ltd. Shanghai, Class A	483,903	11,850,422
Wingtech Technology Co. Ltd., Class A	786,400	7,463,349
Winning Health Technology Group Co. Ltd., Class A	2,004,485	2,527,079
Wisdom Education International Holdings Co. Ltd.	5,354,000	132,368
Wuhan Guide Infrared Co. Ltd., Class A	2,979,839	5,175,455
Wuliangye Yibin Co. Ltd., Class A	2,060,715	52,725,053
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,559,136	3,670,640
WuXi AppTec Co. Ltd., Class A	1,459,719	20,774,107
WuXi AppTec Co. Ltd., Class H(b)	2,991,407	36,971,062
Wuxi Biologics Cayman Inc., New(a)(b)(c)	31,467,000	232,686,138
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	622,887	4,495,397
Wuxi Shangji Automation Co. Ltd., Class A	185,400	4,142,174
XCMG Construction Machinery Co. Ltd., Class A	7,384,178	5,847,507
XD Inc.(a)(c)	2,023,600	5,902,581
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	5,311,000	2,435,895
Xiamen C & D Inc., Class A	1,497,200	2,989,690
Xiaomi Corp., Class B(a)(b)	132,066,000	203,802,147
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,834,806	3,384,387
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,100,834	11,615,815
Xinyi Solar Holdings Ltd.	43,106,800	76,514,554
XPeng Inc., ADR(a)(c)	3,692,941	86,784,114
Xtep International Holdings Ltd.(c)	12,009,000	17,303,435
Yadea Group Holdings Ltd.(b)	10,338,000	16,783,500
Yangzhou Yangjie Electronic Technology Co. Ltd.	267,800	2,851,505
Yankuang Energy Group Co. Ltd., Class A	1,320,706	7,644,683
Yankuang Energy Group Co. Ltd., Class H	13,636,000	44,795,322
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	793,768	4,764,616
Yeahka Ltd.(a)(c)	1,978,400	4,930,743
Yealink Network Technology Corp. Ltd., Class A	639,776	7,080,215
Yifeng Pharmacy Chain Co. Ltd., Class A	599,814	4,170,310
Yihai International Holding Ltd.(c)	4,131,000	12,804,068
Yihai Kerry Arawana Holdings Co. Ltd., Class A	853,500	5,792,571
Yonghui Superstores Co. Ltd., Class A	7,275,834	4,774,757
YongXing Special Materials Technology Co. Ltd., Class A	237,500	4,272,545
Yonyou Network Technology Co. Ltd., Class A	2,017,483	5,827,011
Youdao Inc., ADR(a)(c)	351,624	1,814,380
Youyuan International Holdings Ltd.(d)	5,307,000	64,978

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
YTO Express Group Co. Ltd., Class A	1,906,053	$5,816,238
Yuexiu Property Co. Ltd.	10,155,576	11,029,307
Yuexiu REIT	23,235,000	9,205,889
Yuexiu Transport Infrastructure Ltd.	11,252,000	6,965,221
Yum China Holdings Inc.	3,747,890	170,379,079
Yunda Holding Co. Ltd., Class A	2,106,137	5,708,332
Yunnan Aluminium Co. Ltd., Class A(a)	1,813,300	3,137,385
Yunnan Baiyao Group Co. Ltd., Class A	1,038,032	8,761,071
Yunnan Botanee Bio-Technology Group Co. Ltd.	147,700	4,203,880
Yunnan Energy New Material Co. Ltd., Class A	519,432	16,872,805
Yuzhou Group Holdings Co. Ltd.(c)	23,403,921	1,400,892
Zai Lab Ltd., ADR(a)(c)	743,219	21,627,673
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	330,469	15,284,218
Zhaojin Mining Industry Co. Ltd., Class H	11,010,000	9,521,555
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	5,836,195	4,035,701
Zhejiang Chint Electrics Co. Ltd., Class A	1,333,173	7,288,709
Zhejiang Dahua Technology Co. Ltd., Class A	2,235,229	5,390,296
Zhejiang Dingli Machinery Co. Ltd., Class A	391,516	2,835,621
Zhejiang Expressway Co. Ltd., Class H	13,004,000	11,476,859
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,167,262	3,402,062
Zhejiang Huayou Cobalt Co. Ltd., Class A	716,532	10,089,625
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	854,494	7,059,795
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	440,100	3,136,837
Zhejiang Longsheng Group Co. Ltd., Class A	3,242,074	5,171,900
Zhejiang NHU Co. Ltd., Class A	2,269,258	7,053,436
Zhejiang Supor Co. Ltd., Class A	422,840	3,552,847
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	368,798	2,594,902
Zhenro Properties Group Ltd.(c)	15,995,000	1,160,504
Zheshang Securities Co. Ltd., Class A	2,779,400	4,014,174
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	5,990,000	20,033,791
Zhongji Innolight Co. Ltd., Class A	732,274	3,524,719
Zhongsheng Group Holdings Ltd.	5,237,500	37,143,778
Zhongtai Securities Co. Ltd.	4,306,800	4,696,802
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	8,390,000	4,418,896
Zhuguang Holdings Group Co. Ltd.	22,166,000	3,417,889
Zhuzhou CRRC Times Electric Co. Ltd.	4,875,700	20,855,599
Zijin Mining Group Co. Ltd., Class A	10,962,700	16,404,037
Zijin Mining Group Co. Ltd., Class H	51,052,000	68,955,891
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,736,500	3,309,301
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	11,949,000	7,357,889
ZTE Corp., Class A	2,041,939	7,418,417
ZTE Corp., Class H	6,788,040	14,948,055
ZTO Express Cayman Inc., ADR	3,734,212	100,599,671
		19,650,919,312
Colombia — 0.2%
Bancolombia SA	2,094,649	25,180,237
Cementos Argos SA	4,853,072	7,080,078
Corp. Financiera Colombiana SA(a)	999,491	6,786,995
Ecopetrol SA	41,642,242	34,462,545
Grupo Argos SA	3,014,202	10,825,542
Interconexion Electrica SA ESP	4,090,235	25,799,944
		110,135,341
Security	Shares	Value

Czech Republic — 0.2%
CEZ AS(c)	1,432,401	$69,793,865
Komercni Banka AS	686,454	21,367,084
Moneta Money Bank AS(b)	3,895,232	12,960,278
		104,121,227
Egypt — 0.1%
Commercial International Bank Egypt SAE	14,645,212	32,487,969
Eastern Co. SAE	8,995,960	5,119,678
E-Finance for Digital & Financial Investments, NVS	4,304,447	3,854,452
Egyptian Financial Group-Hermes Holding Co.(a)	7,461,846	5,703,169
EISewedy Electric Co.(a)	7,321,416	2,853,011
Fawry for Banking & Payment Technology Services SAE(a)	9,021,996	1,988,185
Heliopolis Housing	4,406,428	1,052,662
Juhayna Food Industries	3,744,287	1,663,610
Talaat Moustafa Group	7,956,441	3,385,182
Telecom Egypt Co.	4,044,325	3,277,831
		61,385,749
Greece — 0.3%
Alpha Services and Holdings SA(a)	19,046,203	20,183,345
Athens Water Supply & Sewage Co. SA	418,034	3,176,527
Eurobank Ergasias Services and Holdings SA, Class A(a)	22,707,102	25,406,171
FF Group(a)(d)	343,633	3,689
GEK Terna Holding Real Estate Construction SA(a)	623,455	6,683,972
Hellenic Telecommunications Organization SA	1,937,475	36,743,560
Holding Co. ADMIE IPTO SA	1,596,760	3,903,580
JUMBO SA	901,366	14,981,615
LAMDA Development SA(a)	659,480	4,502,520
Motor Oil Hellas Corinth Refineries SA	622,072	10,939,473
Mytilineos SA	808,294	14,408,914
National Bank of Greece SA(a)	4,941,105	18,811,176
OPAP SA	1,792,171	26,755,767
Piraeus Financial Holdings SA(a)	5,562,355	7,044,610
Public Power Corp. SA(a)	1,432,700	9,438,264
Sarantis SA	250,656	1,968,588
Terna Energy SA	496,520	9,614,343
Titan Cement International SA	373,805	4,962,857
		219,528,971
Hong Kong — 0.1%
Alibaba Pictures Group Ltd.(a)(c)	115,880,000	10,189,427
Kingboard Laminates Holdings Ltd.	8,580,000	14,390,520
Nine Dragons Paper Holdings Ltd.	14,750,000	13,240,118
Orient Overseas International Ltd.	1,162,500	35,702,225
Vinda International Holdings Ltd.	3,567,000	8,936,591
		82,458,881
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,190,181	5,292,480
MOL Hungarian Oil & Gas PLC	3,549,353	25,465,868
Opus Global Nyrt(a)(c)	2,034,983	974,244
OTP Bank Nyrt	1,953,911	46,546,623
Richter Gedeon Nyrt	1,184,353	23,170,069
		101,449,284
India — 13.6%
3M India Ltd.(a)	29,592	7,672,528
Aarti Industries Ltd.	1,790,548	17,459,098
Aavas Financiers Ltd.(a)	349,452	9,963,992
ACC Ltd.	698,733	19,684,191
Adani Enterprises Ltd.	2,433,058	67,543,853

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(a)	2,899,248	$70,226,404
Adani Ports & Special Economic Zone Ltd.	4,567,370	43,301,455
Adani Power Ltd.(a)	7,796,797	32,220,649
Adani Total Gas Ltd.	2,445,367	75,544,687
Adani Transmission Ltd.(a)	2,441,384	64,334,291
Aditya Birla Capital Ltd.(a)	5,198,767	6,716,118
Aditya Birla Fashion and Retail Ltd.(a)	3,049,343	10,582,312
Aegis Logistics Ltd.	1,521,758	4,247,040
Affle India Ltd.(a)	611,251	8,222,605
AIA Engineering Ltd.	412,916	12,070,837
Ajanta Pharma Ltd.	304,092	6,698,997
Alembic Pharmaceuticals Ltd.	557,801	5,247,157
Alkyl Amines Chemicals	151,649	5,314,760
Alok Industries Ltd.(a)	1,870,780	548,201
Amara Raja Batteries Ltd.	1,113,439	7,181,605
Amber Enterprises India Ltd.(a)	175,717	5,925,178
Ambuja Cements Ltd.	5,446,818	25,800,948
Angel One Ltd.	181,289	3,445,451
APL Apollo Tubes Ltd.(a)	1,071,321	12,876,155
Apollo Hospitals Enterprise Ltd.	895,675	45,725,133
Apollo Tyres Ltd.	3,624,833	10,142,585
Ashok Leyland Ltd.	13,392,424	23,567,369
Asian Paints Ltd.	3,421,136	125,041,514
Astral Ltd.	855,695	19,009,740
AstraZeneca Pharma India Ltd.	74,262	2,871,631
Atul Ltd.	122,842	12,856,098
AU Small Finance Bank Ltd.(a)(b)	760,762	12,221,793
Aurobindo Pharma Ltd.	2,249,629	15,352,794
Avanti Feeds Ltd.	712,045	3,916,029
Avenue Supermarts Ltd.(a)(b)	1,463,424	74,568,025
Axis Bank Ltd.(a)	19,928,056	174,875,714
Bajaj Auto Ltd.	622,580	30,820,622
Bajaj Electricals Ltd.(a)	502,490	6,383,892
Bajaj Finance Ltd.	2,388,099	185,704,419
Bajaj Finserv Ltd.	346,427	57,340,441
Balaji Amines Ltd.	43,570	1,803,719
Balkrishna Industries Ltd.	835,953	25,018,811
Balrampur Chini Mills Ltd.	1,353,721	7,020,901
Bandhan Bank Ltd.(b)	5,637,229	23,488,275
BASF India Ltd.	127,744	4,177,838
Bata India Ltd.	508,919	12,251,066
Bayer CropScience Ltd.	131,533	9,141,653
Berger Paints India Ltd.	2,243,746	17,647,315
Bharat Dynamics Ltd.	306,658	3,095,365
Bharat Electronics Ltd.	11,055,125	33,329,352
Bharat Forge Ltd.	2,098,994	18,940,674
Bharat Heavy Electricals Ltd.(a)	8,993,979	5,901,335
Bharat Petroleum Corp. Ltd.	7,634,856	31,992,858
Bharti Airtel Ltd.(a)	19,411,099	174,489,766
Biocon Ltd.(a)	3,711,562	15,911,361
Birla Corp. Ltd.	256,492	3,205,338
Birlasoft Ltd.	1,503,422	7,137,702
Blue Dart Express Ltd.	66,637	6,410,776
Blue Star Ltd.	533,220	6,993,996
Borosil Renewables Ltd.(a)	198,080	1,675,750
Brigade Enterprises Ltd.	968,506	5,760,974
Brightcom Group Ltd.	6,838,227	5,631,222
Britannia Industries Ltd.	984,015	45,991,752
BSE Ltd.	659,787	6,390,175
Can Fin Homes Ltd.	538,262	3,328,814
Security	Shares	Value

India (continued)
Canara Bank(a)	3,455,007	$9,038,378
Carborundum Universal Ltd.	938,829	8,680,744
Ceat Ltd.	257,765	3,352,539
Central Depository Services India Ltd.	541,351	8,695,940
Century Plyboards India Ltd.	202,957	1,500,422
Century Textiles & Industries Ltd.	185,373	1,905,036
CESC Ltd.	6,350,561	6,356,013
CG Power and Industrial Solutions Ltd.(a)	4,888,120	11,333,395
Chambal Fertilisers and Chemicals Ltd.	1,809,764	8,443,414
Cholamandalam Financial Holdings Ltd.	978,332	7,833,713
Cholamandalam Investment and Finance Co. Ltd.	3,823,679	33,280,368
Cipla Ltd.	4,328,274	55,252,572
City Union Bank Ltd.	3,914,746	7,030,585
Clean Science and Technology(a)	229,641	5,133,230
Coal India Ltd.	13,356,233	33,207,821
Coforge Ltd.	214,421	10,791,721
Colgate-Palmolive India Ltd.	1,087,387	22,723,982
Computer Age Management Services Ltd.	269,822	8,044,275
Container Corp. of India Ltd.	2,385,712	19,932,643
Coromandel International Ltd.	826,952	10,032,933
CreditAccess Grameen Ltd.(a)	438,078	6,001,229
CRISIL Ltd.	171,028	7,464,952
Crompton Greaves Consumer Electricals Ltd.	4,658,344	21,551,761
Cummins India Ltd.	1,141,580	15,063,612
Cyient Ltd.	872,611	8,757,556
Dabur India Ltd.	5,632,171	37,577,576
Dalmia Bharat Ltd.	697,002	12,144,681
Deepak Fertilisers & Petrochemicals Corp. Ltd.	209,537	1,748,115
Deepak Nitrite Ltd.	644,309	16,498,887
Devyani International Ltd.(a)	1,560,196	3,426,407
Dhani Services Ltd.(a)	2,874,081	1,846,362
Dilip Buildcon Ltd.(b)	403,182	1,176,126
Divi’s Laboratories Ltd.	1,191,246	54,910,229
Dixon Technologies India Ltd.	289,898	14,315,978
DLF Ltd.	5,695,217	25,171,060
Dr Lal PathLabs Ltd.(b)	265,812	7,106,367
Dr. Reddy’s Laboratories Ltd.	1,026,549	57,521,197
Edelweiss Financial Services Ltd.	4,921,207	3,454,252
Eicher Motors Ltd.	1,225,316	43,672,525
EID Parry India Ltd.	535,918	3,835,616
EIH Ltd.(a)	1,767,867	3,066,270
Emami Ltd.	1,851,898	9,898,968
Embassy Office Parks REIT	5,111,027	25,947,363
Endurance Technologies Ltd.(b)	356,972	5,981,704
Engineers India Ltd.	3,408,048	2,730,206
Exide Industries Ltd.	4,362,919	8,208,445
Federal Bank Ltd.	14,122,474	16,094,405
Fine Organic Industries Ltd.	31,281	1,961,704
Finolex Cables Ltd.	876,717	4,180,215
Finolex Industries Ltd.	2,379,301	4,778,210
Firstsource Solutions Ltd.	2,820,979	4,021,954
Fortis Healthcare Ltd.(a)	4,362,320	13,306,449
GAIL India Ltd.	14,357,542	27,190,957
GHCL Ltd.	440,019	3,671,253
Gillette India Ltd.	67,595	4,243,316
GlaxoSmithKline Pharmaceuticals Ltd.	310,861	6,043,383
Glenmark Pharmaceuticals Ltd.	1,461,297	7,371,122
GMM Pfaudler Ltd.	78,782	4,242,781
GMR Infrastructure Ltd.(a)	21,652,967	10,545,389
GMR Power and Urban Infrastructure Ltd.(a)	840,366	217,570

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Godrej Consumer Products Ltd.(a)	3,430,949	$33,876,953
Godrej Industries Ltd.(a)	928,618	5,693,203
Godrej Properties Ltd.(a)	1,105,716	19,879,967
Granules India Ltd.	1,584,648	5,487,387
Graphite India Ltd.	701,956	3,990,311
Grasim Industries Ltd.	2,458,590	44,967,338
Great Eastern Shipping Co. Ltd. (The)	1,087,288	5,539,414
Grindwell Norton Ltd.	397,792	8,775,199
Gujarat Fluorochemicals Ltd.	277,597	10,275,099
Gujarat Gas Ltd.	1,620,862	11,623,561
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	769,282	6,548,679
Gujarat Pipavav Port Ltd.	3,323,456	3,429,789
Gujarat State Fertilizers & Chemicals Ltd.	1,043,426	2,240,437
Gujarat State Petronet Ltd.	2,546,236	8,305,645
Happiest Minds Technologies Ltd.	639,528	7,406,837
Havells India Ltd.	2,334,715	35,974,105
HCL Technologies Ltd.	9,548,119	127,329,979
HDFC Life Insurance Co. Ltd.(b)	8,119,761	62,404,422
Hero MotoCorp Ltd.	991,450	35,198,058
HFCL Ltd.	6,305,080	5,085,586
Hindalco Industries Ltd.	12,174,399	66,202,765
Hindustan Petroleum Corp. Ltd.	5,640,174	16,523,577
Hindustan Unilever Ltd.	7,262,076	218,644,312
Hitachi Energy India Ltd.	65,318	2,969,866
Housing Development Finance Corp. Ltd.	15,106,416	444,683,913
ICICI Bank Ltd.	45,278,611	436,048,935
ICICI Lombard General Insurance Co. Ltd.(b)	1,978,063	32,157,427
ICICI Prudential Life Insurance Co. Ltd.(b)	3,155,358	21,048,390
ICICI Securities Ltd.(b)	815,663	4,675,355
IDFC First Bank Ltd.(a)	24,150,653	11,227,084
IDFC Ltd.	11,126,821	7,058,885
IIFL Finance Ltd.	814,914	3,372,547
IIFL Wealth Management Ltd.	360,253	7,227,667
India Cements Ltd. (The)	1,896,791	4,109,202
Indiabulls Housing Finance Ltd.	2,801,978	4,230,613
Indiabulls Real Estate Ltd.(a)	2,374,720	2,298,671
IndiaMART Intermesh Ltd.(b)	134,906	7,867,529
Indian Bank	1,684,234	3,676,033
Indian Energy Exchange Ltd.(b)	4,206,081	10,488,783
Indian Hotels Co. Ltd. (The)	6,862,745	20,687,425
Indian Oil Corp. Ltd.	16,698,657	24,918,268
Indian Railway Catering & Tourism Corp. Ltd.	2,252,428	19,932,348
Indraprastha Gas Ltd.	2,666,302	12,923,931
Indus Towers Ltd.	5,758,903	14,875,028
Info Edge India Ltd.	657,730	35,124,837
Infosys Ltd.	29,501,183	569,283,653
Inox Leisure Ltd.(a)	646,741	4,164,669
Intellect Design Arena Ltd.(a)	804,619	6,941,193
InterGlobe Aviation Ltd.(a)(b)	911,907	21,446,466
Ipca Laboratories Ltd.	1,276,754	14,797,602
IRB Infrastructure Developers Ltd.(a)	1,369,166	3,879,426
ITC Ltd.	26,120,810	90,717,221
Jindal Steel & Power Ltd.	3,917,961	19,036,493
JK Cement Ltd.	302,472	9,222,977
JM Financial Ltd.	4,081,997	3,435,409
JSW Steel Ltd.	6,644,406	47,075,132
Jubilant Foodworks Ltd.	3,649,646	25,790,076
Jubilant Ingrevia Ltd.	498,510	3,249,718
Jubilant Pharmova Ltd.	709,138	3,505,812
Security	Shares	Value
India (continued)
Just Dial Ltd.(a)	248,128	$2,100,159
Jyothy Labs Ltd.	1,635,675	3,120,831
Kajaria Ceramics Ltd.	834,664	11,042,343
Kansai Nerolac Paints Ltd.	1,210,147	6,219,468
Karur Vysya Bank Ltd. (The)	4,351,341	2,499,992
Kaveri Seed Co. Ltd.	339,134	2,511,288
KEC International Ltd.	1,158,524	5,885,590
KEI Industries Ltd.	738,477	11,679,547
Kotak Mahindra Bank Ltd.	4,921,165	116,060,946
KPIT Technologies Ltd.	1,482,731	10,039,991
KPR Mill Ltd.	827,032	6,625,587
Krishna Institute Of Medical Sciences Ltd.(a)(b)	219,883	3,714,458
L&T Finance Holdings Ltd.(a)	7,012,630	6,814,512
Lakshmi Machine Works Ltd.	48,915	5,869,717
Larsen & Toubro Infotech Ltd.(b)	470,105	25,630,568
Larsen & Toubro Ltd.	6,090,432	128,966,066
Laurus Labs Ltd.(b)	2,992,357	21,784,017
Lemon Tree Hotels Ltd.(a)(b)	2,494,515	2,062,798
LIC Housing Finance Ltd.	2,717,841	13,164,836
Linde India Ltd.	204,852	7,871,567
Lupin Ltd.	1,731,771	13,775,140
Mahanagar Gas Ltd.	667,199	6,486,666
Mahindra & Mahindra Financial Services Ltd.	5,049,880	11,533,702
Mahindra & Mahindra Ltd.	7,775,304	102,878,207
Mahindra CIE Automotive Ltd.	1,136,701	2,834,216
Mahindra Lifespace Developers Ltd.(a)	434,378	2,085,831
Manappuram Finance Ltd.	4,904,378	6,009,538
Marico Ltd.	4,920,118	33,687,052
Maruti Suzuki India Ltd.	1,072,442	109,284,500
Mastek Ltd.	69,649	2,389,029
Max Financial Services Ltd.(a)	1,931,756	19,643,408
Max Healthcare Institute Ltd.(a)	4,317,392	21,037,454
Medplus Health Services Ltd.(a)	257,154	2,862,649
Metropolis Healthcare Ltd.(b)	264,893	5,490,754
Minda Industries Ltd.	727,244	8,593,902
Mindspace Business Parks REIT(b)	1,518,573	6,725,741
Mindtree Ltd.	600,389	23,477,998
Motherson Sumi Wiring India Ltd.(a)	11,276,982	9,528,668
Motilal Oswal Financial Services Ltd.	380,421	3,862,928
Mphasis Ltd.	778,959	25,925,307
MRF Ltd.	16,894	16,872,473
Multi Commodity Exchange of India Ltd.	221,375	3,891,244
Muthoot Finance Ltd.	1,115,853	16,358,825
Narayana Hrudayalaya Ltd.(a)	680,848	5,722,955
Natco Pharma Ltd.	936,481	8,316,384
National Aluminium Co. Ltd.	8,734,900	10,822,533
Navin Fluorine International Ltd.	313,441	15,777,692
Nestle India Ltd.	302,549	68,709,970
NIIT Ltd.	320,236	1,898,657
Nippon Life India Asset Management Ltd.(b)	1,572,298	5,727,242
NTPC Ltd.	34,856,379	69,917,866
Nuvoco Vistas Corp. Ltd.(a)	1,012,222	3,921,910
Oberoi Realty Ltd.(a)	1,030,517	10,622,158
Oil & Natural Gas Corp. Ltd.	22,428,761	43,740,446
Oil India Ltd.	2,840,419	8,722,202
Oracle Financial Services Software Ltd.	155,579	6,575,258
Orient Electric Ltd.	1,173,853	4,209,041
Page Industries Ltd.	51,363	29,792,468
PB Fintech Ltd.(a)	1,128,803	9,649,231
Persistent Systems Ltd.	459,600	22,173,952

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Petronet LNG Ltd.	6,652,181	$19,425,242
Phoenix Mills Ltd. (The)	673,593	10,087,709
PI Industries Ltd.	726,275	25,722,342
Pidilite Industries Ltd.	1,441,016	41,487,473
Piramal Enterprises Ltd.	1,011,767	24,570,160
PNB Housing Finance Ltd.(a)(b)	572,753	2,375,804
Polycab India Ltd.	411,604	12,878,979
Polyplex Corporation Ltd.	107,035	3,264,215
Poonawalla Fincorp Ltd.(a)	1,800,639	6,017,496
Power Grid Corp. of India Ltd.	28,252,565	84,381,082
Praj Industries Ltd.	1,111,307	4,873,230
Prestige Estates Projects Ltd.	1,587,278	8,710,571
Procter & Gamble Health Ltd.	68,675	3,766,243
PVR Ltd.(a)	487,407	11,500,457
Quess Corp. Ltd.(b)	814,793	7,359,077
Radico Khaitan Ltd.	803,608	8,258,752
Rain Industries Ltd.	1,140,949	2,470,412
Rajesh Exports Ltd.	673,470	4,684,942
Rallis India Ltd.	1,023,968	2,637,185
Ramco Cements Ltd. (The)(a)	1,103,432	9,887,697
Raymond Ltd.(a)	250,426	3,166,603
RBL Bank Ltd.(a)(b)	3,933,655	5,649,938
REC Ltd.	7,064,732	10,825,632
Redington India Ltd.	5,257,885	8,770,638
Relaxo Footwears Ltd.	606,122	7,720,869
Reliance Industries Ltd.	26,541,700	894,148,975
Route Mobile Ltd.	261,478	4,665,162
Samvardhana Motherson International Ltd.	11,327,211	18,944,651
Sanofi India Ltd.	90,845	8,001,567
Saregama India Ltd.	222,502	1,238,809
SBI Cards & Payment Services Ltd.	2,121,593	21,230,370
SBI Life Insurance Co. Ltd.(b)	4,092,861	61,455,028
Schaeffler India Ltd.	390,670	11,582,225
Sheela Foam Ltd.(a)	138,776	5,381,369
Shree Cement Ltd.	100,318	28,441,667
Shree Renuka Sugars Ltd.(a)	2,914,039	1,760,369
Shriram City Union Finance Ltd.	157,924	3,491,725
Shriram Transport Finance Co. Ltd.	1,696,974	25,550,483
Siemens Ltd.	678,478	21,181,161
SKF India Ltd.	123,863	5,724,767
Solar Industries India Ltd.	246,121	8,312,547
Sonata Software Ltd.	591,810	5,211,148
SRF Ltd.	1,371,744	43,250,176
State Bank of India	16,086,854	96,212,498
Sterlite Technologies Ltd.	1,852,636	4,132,402
Strides Pharma Science Ltd.	585,647	2,492,815
Sumitomo Chemical India Ltd.	635,429	3,793,606
Sun Pharma Advanced Research Co. Ltd.(a)	1,122,514	3,201,699
Sun Pharmaceutical Industries Ltd.	7,938,349	87,795,748
Sun TV Network Ltd.	779,591	4,453,176
Sundram Fasteners Ltd.	813,779	8,151,160
Sunteck Realty Ltd.	641,087	3,706,487
Supreme Industries Ltd.	597,919	14,055,240
Suven Pharmaceuticals Ltd.	1,215,870	7,805,164
Suzlon Energy Ltd.(a)	27,623,923	3,042,194
Symphony Ltd.	181,509	2,336,677
Syngene International Ltd.(a)(b)	1,213,590	8,913,431
Tanla Platforms Ltd.	576,345	9,800,661
Tata Chemicals Ltd.	1,335,916	16,226,793
Tata Communications Ltd.	952,896	12,041,104
Security	Shares	Value
India (continued)
Tata Consultancy Services Ltd.	8,109,170	$349,681,590
Tata Consumer Products Ltd.	5,244,501	51,093,591
Tata Elxsi Ltd.	312,420	33,549,983
Tata Motors Ltd.(a)	14,802,298	84,249,311
Tata Power Co. Ltd. (The)	13,009,549	39,176,340
Tata Steel Ltd.	6,511,550	88,441,686
Tata Teleservices Maharashtra Ltd.(a)	4,435,218	7,163,874
TeamLease Services Ltd.(a)	117,242	4,984,720
Tech Mahindra Ltd.	5,140,978	77,727,525
Thermax Ltd.	414,186	10,606,989
Timken India Ltd.	58,509	1,718,389
Titan Co. Ltd.	3,154,109	89,649,420
Torrent Pharmaceuticals Ltd.	452,797	16,468,550
Torrent Power Ltd.	1,548,327	9,051,463
Trent Ltd.	1,727,755	24,903,064
Trident Ltd.	10,589,358	6,485,777
TTK Prestige Ltd.	597,152	6,380,306
Tube Investments of India Ltd.	904,149	18,284,436
TV18 Broadcast Ltd.(a)	5,206,557	2,677,205
TVS Motor Co. Ltd.	1,687,809	15,924,339
UltraTech Cement Ltd.	909,782	70,904,645
United Spirits Ltd.(a)	2,725,476	28,297,184
UPL Ltd.	4,533,901	45,407,292
UTI Asset Management Co. Ltd.	412,921	3,634,889
Vardhman Textiles Ltd.	1,157,683	4,243,439
Vedanta Ltd.	6,937,531	28,725,336
V-Guard Industries Ltd.	1,981,758	5,944,538
Vinati Organics Ltd.	290,341	7,618,989
VIP Industries Ltd.	549,175	4,054,709
V-Mart Retail Ltd.(a)	120,389	5,066,406
Vodafone Idea Ltd.(a)	79,080,601	9,699,333
Voltas Ltd.	1,954,147	25,505,952
Welspun Corp. Ltd.	1,012,752	2,952,046
Welspun India Ltd.	2,628,847	2,199,571
Westlife Development Ltd.(a)	499,379	2,903,217
Whirlpool of India Ltd.	321,834	6,757,768
Wipro Ltd.	12,023,740	73,071,554
Yes Bank Ltd., (Acquired 03/16/20, Cost: $35,983,750)(e)	12,578,231	1,958,281
Yes Bank Ltd.(a)	85,318,826	14,396,111
Zee Entertainment Enterprises Ltd.	7,744,513	25,028,716
Zensar Technologies Ltd.	1,001,744	3,921,575
Zomato Ltd.(a)	14,012,843	13,402,770
		9,566,368,341
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	70,987,000	4,673,721
Adaro Energy Indonesia Tbk PT	130,107,700	29,200,912
Adaro Minerals Indonesia Tbk PT(a)	69,480,700	10,626,292
AKR Corporindo Tbk PT	107,946,300	8,275,989
Aneka Tambang Tbk	76,474,343	13,114,198
Astra Agro Lestari Tbk PT	5,895,400	4,852,649
Astra International Tbk PT	177,864,900	89,470,690
Bank Aladin Syariah Tbk PT(a)	44,169,800	5,922,225
Bank BTPN Syariah Tbk PT	26,108,600	5,457,724
Bank Central Asia Tbk PT	490,078,100	259,300,849
Bank Jago Tbk PT(a)	37,212,600	23,874,126
Bank Mandiri Persero Tbk PT	165,884,600	96,781,406
Bank Negara Indonesia Persero Tbk PT	66,997,800	42,092,208
Bank Neo Commerce Tbk PT	34,463,900	3,498,153

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia (continued)
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	36,543,619	$3,660,371
Bank Rakyat Indonesia Persero Tbk PT	598,265,795	189,516,257
Bank Tabungan Negara Persero Tbk PT	48,961,776	5,701,801
Barito Pacific Tbk PT	258,819,000	14,803,689
Berkah Beton Sadaya Tbk PT	34,540,800	11,465,433
BFI Finance Indonesia Tbk PT	75,123,900	5,866,364
Bukit Asam Tbk PT	38,008,500	11,805,699
Bumi Resources Minerals Tbk PT(a)	388,812,600	6,079,780
Bumi Serpong Damai Tbk PT(a)	89,028,100	5,767,128
Charoen Pokphand Indonesia Tbk PT	68,760,200	25,470,877
Ciputra Development Tbk PT	95,623,127	6,459,693
Digital Mediatama Maxima Tbk PT(a)	25,245,600	3,237,793
Gudang Garam Tbk PT	3,804,000	8,217,955
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT	4,383,300	3,569,830
Indah Kiat Pulp & Paper Tbk PT	24,628,000	13,926,197
Indika Energy Tbk PT(a)	14,153,800	2,805,328
Indo Tambangraya Megah Tbk PT	3,558,600	8,542,007
Indocement Tunggal Prakarsa Tbk PT	13,802,700	9,198,924
Indofood CBP Sukses Makmur Tbk PT	20,292,600	11,917,895
Indofood Sukses Makmur Tbk PT	39,013,200	17,631,643
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	12,340,900	863,296
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	48,772,400	4,761,323
Jasa Marga Persero Tbk PT(a)	20,994,080	5,757,455
Kalbe Farma Tbk PT	185,066,100	21,250,891
Matahari Department Store Tbk PT	9,013,800	3,338,215
Medco Energi Internasional Tbk PT(a)	105,003,680	4,173,423
Media Nusantara Citra Tbk PT	62,823,500	4,170,954
Medikaloka Hermina Tbk PT	26,190,400	2,469,776
Merdeka Copper Gold Tbk PT(a)	107,382,085	40,000,618
Metro Healthcare Indonesia TBK PT(a)	148,667,100	5,556,791
Mitra Adiperkasa Tbk PT(a)	100,505,400	6,203,612
Pabrik Kertas Tjiwi Kimia Tbk PT	13,955,200	6,802,816
Pakuwon Jati Tbk PT(a)	192,186,300	6,722,105
Panin Financial Tbk PT(a)	214,433,500	4,117,782
Perusahaan Gas Negara Tbk PT(a)	99,161,500	12,228,908
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,122,700	3,626,584
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	36,551,050	2,339,186
Sarana Menara Nusantara Tbk PT	211,495,600	14,498,059
Semen Indonesia Persero Tbk PT	25,863,800	12,930,027
Smartfren Telecom Tbk PT(a)	914,898,600	5,011,288
Sugih Energy Tbk PT(a)(d)	27,492,211	19
Sumber Alfaria Trijaya Tbk PT	135,441,200	16,905,767
Summarecon Agung Tbk PT(a)	125,160,341	5,994,700
Surya Citra Media Tbk PT(a)	244,601,100	3,744,924
Surya Esa Perkasa Tbk PT(a)	61,308,200	4,940,480
Telkom Indonesia Persero Tbk PT	433,079,200	127,858,665
Tower Bersama Infrastructure Tbk PT	71,855,300	14,499,320
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT(a)	9,488,400	7,483,478
Unilever Indonesia Tbk PT	63,588,900	20,600,244
United Tractors Tbk PT	14,815,300	31,879,028
Vale Indonesia Tbk PT	18,924,800	10,675,295
Waskita Karya Persero Tbk PT(a)	127,358,044	4,881,832
Wijaya Karya Persero Tbk PT(a)	40,961,823	2,705,899
Security	Shares	Value
Indonesia (continued)
XL Axiata Tbk PT	36,916,500	$6,674,666
		1,388,453,232
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	10,974,973	41,109,804
Al Ahli Bank of Kuwait KSCP	4,863,617	5,257,535
Boubyan Bank KSCP	12,935,347	34,302,749
Boubyan Petrochemicals Co. KSCP	4,054,441	14,559,469
Gulf Bank KSCP	14,101,672	14,365,744
Gulf Cable & Electrical Industries Co. KSCP	761,346	4,045,428
Humansoft Holding Co. KSC	777,393	7,874,554
Jazeera Airways Co. KSCP	706,336	4,555,890
Kuwait Finance House KSCP	46,337,057	135,883,193
Kuwait International Bank KSCP	9,034,204	6,631,525
Kuwait Projects Co. Holding KSCP	3,380,764	1,954,263
Mabanee Co. KPSC	5,625,544	15,389,611
Mobile Telecommunications Co. KSCP	19,719,236	40,553,749
National Bank of Kuwait SAKP	63,353,487	214,464,795
National Industries Group Holding SAK(a)	17,671,021	17,467,302
National Investments Co. KSCP	2,287,999	2,690,005
National Real Estate Co. KPSC(a)	7,521,438	5,744,369
Qurain Petrochemical Industries Co.	6,106,287	7,414,871
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,019,924	4,226,923
Warba Bank KSCP(a)	13,848,351	12,104,101
		590,595,880
Malaysia — 1.7%
AEON Credit Service M Bhd	2,405,700	7,999,770
Alliance Bank Malaysia Bhd	11,163,700	9,169,065
AMMB Holdings Bhd(a)	14,880,900	12,341,631
Axiata Group Bhd	24,684,000	18,094,046
Bermaz Auto Bhd	9,661,100	3,927,545
British American Tobacco Malaysia Bhd(c)	1,486,600	4,291,567
Bursa Malaysia Bhd	5,743,600	8,680,822
Carlsberg Brewery Malaysia Bhd(c)	1,645,100	8,290,617
CIMB Group Holdings Bhd	57,946,200	68,033,471
CTOS Digital BHD	9,927,300	3,237,851
D&O Green Technologies Bhd(c)	5,621,000	5,163,150
Dagang NeXchange Bhd	20,932,900	4,924,263
Dialog Group Bhd	33,054,996	18,301,400
DiGi.Com Bhd	28,414,200	22,888,146
DRB-Hicom Bhd	9,924,200	2,758,579
Fraser & Neave Holdings Bhd	1,379,200	6,117,178
Frontken Corp. Bhd(c)	12,307,200	7,649,319
Gamuda Bhd	16,273,200	13,229,296
Genting Bhd	18,101,600	19,627,558
Genting Malaysia Bhd	26,920,000	18,405,127
Genting Plantations Bhd	4,755,400	8,254,206
Greatech Technology Bhd(a)(c)	4,069,400	3,527,083
HAP Seng Consolidated Bhd	5,930,900	11,242,770
Hartalega Holdings Bhd	14,910,900	14,303,022
Hibiscus Petroleum Bhd	14,651,800	4,684,828
Hong Leong Bank Bhd	5,960,800	28,652,862
Hong Leong Financial Group Bhd	2,534,300	11,680,296
Hong Seng Consolidated Bhd(a)(c)	13,783,300	5,909,345
IGB REIT(c)	16,069,200	6,018,839
IHH Healthcare Bhd	17,255,500	26,373,521
IJM Corp. Bhd(c)	25,858,800	10,610,884
Inari Amertron Bhd	25,220,700	16,115,500
IOI Corp. Bhd	21,400,700	21,017,017

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Kossan Rubber Industries Bhd(c)	11,919,000	$4,488,485
KPJ Healthcare Bhd	32,991,000	6,546,052
Kuala Lumpur Kepong Bhd	3,926,500	22,921,398
Lotte Chemical Titan Holding Bhd(b)	5,216,300	2,442,255
Magnum Bhd	10,929,986	4,365,322
Mah Sing Group Bhd(c)	13,629,523	1,989,593
Malayan Banking Bhd	39,277,000	81,569,794
Malaysia Airports Holdings Bhd(a)(c)	6,907,800	10,351,898
Malaysia Building Society Bhd(c)	31,685,400	4,445,479
Malaysian Pacific Industries Bhd	957,000	7,112,441
Malaysian Resources Corp. Bhd	30,677,300	2,515,539
Maxis Bhd(c)	21,343,200	18,477,596
Mega First Corp. Bhd	7,286,900	6,130,664
MISC Bhd	11,295,000	18,496,095
MR DIY Group M Bhd(b)	11,248,700	8,349,498
My EG Services Bhd	54,617,400	11,402,332
Nestle Malaysia Bhd	559,900	17,237,529
Padini Holdings Bhd	3,714,200	2,845,588
Pentamaster Corp. Bhd	6,491,800	5,474,726
Petronas Chemicals Group Bhd	22,122,100	51,799,702
Petronas Dagangan Bhd	2,631,400	13,561,667
Petronas Gas Bhd	6,865,800	27,106,459
PPB Group Bhd	6,145,520	23,327,291
Press Metal Aluminium Holdings Bhd	30,708,500	38,802,892
Public Bank Bhd	126,484,700	136,625,171
QL Resources Bhd	11,070,243	12,970,274
RHB Bank Bhd	14,126,466	19,570,664
Scientex BHD	8,883,800	7,344,834
Sime Darby Bhd	23,633,500	11,816,259
Sime Darby Plantation Bhd	17,453,500	20,016,089
Sime Darby Property Bhd	36,142,900	4,246,265
SKP Resources Bhd	11,018,225	3,789,708
SP Setia Bhd Group	20,195,500	3,893,463
Sports Toto Bhd	8,006,922	3,482,582
Sunway Construction Group Bhd	7,169,870	2,767,404
Sunway REIT	22,233,600	7,921,529
Supermax Corp. Bhd	13,863,627	3,324,611
Telekom Malaysia Bhd	9,874,800	12,090,799
Tenaga Nasional Bhd	19,351,400	40,439,719
TIME dotCom Bhd	12,162,400	12,138,789
Top Glove Corp. Bhd	46,853,600	14,981,167
UMW Holdings Bhd	3,239,800	2,507,322
UWC BHD(c)	4,015,500	2,686,597
ViTrox Corp. Bhd	3,724,800	6,543,179
VS Industry Bhd(c)	31,532,350	7,137,438
Westports Holdings Bhd	271,300	213,706
Yinson Holdings Bhd	11,979,400	6,235,898
YTL Corp. Bhd	5,284,900	772,487
YTL Power International Bhd	4,154,100	730,537
		1,167,527,360
Mexico — 2.2%
Alfa SAB de CV, Class A	24,936,800	19,158,274
Alsea SAB de CV(a)	5,018,695	10,748,609
America Movil SAB de CV, Series L, NVS	246,639,772	260,794,881
Arca Continental SAB de CV	3,352,038	22,787,488
Banco del Bajio SA(b)	7,059,097	17,414,149
Bolsa Mexicana de Valores SAB de CV	4,462,695	8,219,948
Cemex SAB de CV, NVS(a)	134,956,383	63,499,205
Coca-Cola Femsa SAB de CV	4,179,700	25,037,211
Security	Shares	Value
Mexico (continued)
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,187,459	$11,219,163
Corp Inmobiliaria Vesta SAB de CV	5,200,900	10,602,378
Fibra Uno Administracion SA de CV	30,971,200	32,701,483
Fomento Economico Mexicano SAB de CV	16,894,045	126,556,188
GCC SAB de CV(c)	1,619,657	11,287,933
Genomma Lab Internacional SAB de CV, Class B(c)	8,322,024	8,393,698
Gentera SAB de CV	10,412,692	8,005,083
Gruma SAB de CV, Class B	1,753,785	20,839,926
Grupo Aeroportuario del Centro Norte SAB de CV	2,471,652	17,870,042
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,274,800	49,164,016
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,726,655	37,721,365
Grupo Bimbo SAB de CV, Series A	12,176,002	40,041,201
Grupo Carso SAB de CV, Series A1	4,288,036	17,668,090
Grupo Comercial Chedraui SA de CV	3,210,359	8,898,406
Grupo Financiero Banorte SAB de CV, Class O	22,765,478	147,590,119
Grupo Financiero Inbursa SAB de CV, Class O(a)	19,275,042	39,264,065
Grupo Herdez SAB de CV(c)	2,846,000	4,351,319
Grupo Mexico SAB de CV, Series B	27,624,320	136,447,760
Grupo Televisa SAB, CPO	21,491,256	43,986,067
Industrias Penoles SAB de CV	1,236,485	14,541,524
Kimberly-Clark de Mexico SAB de CV, Class A	12,525,075	19,391,735
La Comer SAB de CV(c)	5,214,696	10,089,968
Macquarie Mexico Real Estate Management SA de CV(b)	9,550,400	12,728,691
Nemak SAB de CV(a)(b)	14,312,424	3,250,758
Operadora de Sites Mexicanos SA de CV(c)	12,039,895	15,942,667
Orbia Advance Corp. SAB de CV	8,843,783	23,749,088
PLA Administradora Industrial S. de RL de CV(c)	8,052,649	12,050,025
Prologis Property Mexico SA de CV	3,831,358	10,016,177
Promotora y Operadora de Infraestructura SAB de CV	1,750,025	12,019,556
Qualitas Controladora SAB de CV	1,749,178	8,776,775
Regional SAB de CV	2,049,247	11,876,584
Wal-Mart de Mexico SAB de CV	45,396,096	167,855,182
		1,522,556,797
Panama — 0.0%
Intercorp Financial Services Inc.	284,363	7,760,266

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	1,965,946	16,789,179
Credicorp Ltd.	606,994	85,209,818
Southern Copper Corp.	744,391	45,988,476
		147,987,473
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	15,625,520	15,808,209
AC Energy Corp.	69,318,535	9,443,304
Alliance Global Group Inc.	38,046,200	7,764,853
Ayala Corp.	2,241,795	29,790,083
Ayala Land Inc.	64,138,340	36,181,769
Bank of the Philippine Islands	15,961,003	30,116,825
BDO Unibank Inc.	18,064,686	45,956,700
Bloomberry Resorts Corp.(a)	43,489,800	5,254,888
Cebu Air Inc.(a)	2,932,730	2,519,076
Converge Information and Communications Technology Solutions Inc.(a)	18,158,500	9,185,402
Cosco Capital Inc.	33,166,600	2,981,908

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Philippines (continued)
D&L Industries Inc.	33,227,000	$4,466,771
DMCI Holdings Inc.	35,608,100	6,117,348
Filinvest Land Inc.	77,265,000	1,371,633
Globe Telecom Inc.	246,795	11,412,890
GT Capital Holdings Inc.	882,900	8,454,229
International Container Terminal Services Inc.	9,700,890	40,153,624
JG Summit Holdings Inc.	28,229,851	29,287,796
Jollibee Foods Corp.	4,104,770	16,401,486
Manila Electric Co.	1,868,760	13,309,080
Manila Water Co. Inc.	12,238,600	4,271,485
Megaworld Corp.	111,551,200	5,870,980
Metro Pacific Investments Corp.	135,901,800	9,537,055
Metropolitan Bank & Trust Co.	15,475,753	16,215,405
Monde Nissin Corp.(a)(b)	50,212,000	14,185,399
PLDT Inc.	729,950	26,473,968
Puregold Price Club Inc.	9,445,950	5,944,903
Robinsons Land Corp.	22,322,913	8,258,890
Security Bank Corp.	3,110,930	5,476,238
Semirara Mining & Power Corp.	7,586,000	4,789,492
SM Investments Corp.	2,211,982	36,204,370
SM Prime Holdings Inc.	91,864,496	64,625,001
Universal Robina Corp.	7,789,450	16,036,310
Vista Land & Lifescapes Inc.	50,081,300	2,246,090
Wilcon Depot Inc.	13,466,200	6,811,822
		552,925,282
Poland — 0.7%
Alior Bank SA(a)(c)	911,830	7,078,216
Allegro.eu SA (a)(b)(c)	3,117,403	18,270,304
AmRest Holdings SE(a)	765,419	3,296,117
Asseco Poland SA	572,017	10,325,409
Bank Millennium SA(a)	6,657,142	7,626,804
Bank Polska Kasa Opieki SA	1,639,456	35,781,389
Budimex SA(c)	130,890	6,772,447
CCC SA(a)(c)	356,212	4,347,437
CD Projekt SA(c)	564,833	14,373,028
Cyfrowy Polsat SA	2,118,053	11,134,442
Dino Polska SA(a)(b)	448,459	31,349,941
Enea SA(a)	2,601,325	5,427,958
Eurocash SA	924,667	2,405,167
Grupa Azoty SA(a)(c)	471,742	5,579,098
Grupa Lotos SA(a)	828,194	13,661,620
Jastrzebska Spolka Weglowa SA(a)	514,073	8,000,497
KGHM Polska Miedz SA	1,248,357	42,521,353
KRUK SA(c)	164,819	10,556,180
LPP SA	9,959	23,935,634
mBank SA(a)	142,848	9,311,419
Orange Polska SA(a)	5,747,645	8,454,297
PGE Polska Grupa Energetyczna SA(a)	7,462,711	17,646,481
Polski Koncern Naftowy ORLEN SA	2,573,963	44,426,861
Polskie Gornictwo Naftowe i Gazownictwo SA	15,088,569	21,148,913
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,713,592	57,615,153
Powszechny Zaklad Ubezpieczen SA	5,150,697	39,047,729
Santander Bank Polska SA	316,148	19,063,257
Tauron Polska Energia SA(a)	10,437,674	8,068,255
Warsaw Stock Exchange(c)	435,842	3,881,411
		491,106,817
Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	1,243,284	6,212,590
Security	Shares	Value
Qatar (continued)
Baladna	6,450,781	$3,214,572
Barwa Real Estate Co.	14,668,477	13,572,409
Commercial Bank PSQC (The)	18,573,077	35,907,864
Doha Bank QPSC	13,776,869	10,101,843
Gulf International Services QSC(a)	9,170,753	4,920,154
Industries Qatar QSC	13,763,745	68,967,323
Masraf Al Rayan QSC	44,637,979	57,392,506
Medicare Group	1,719,872	3,310,480
Mesaieed Petrochemical Holding Co.	41,459,433	30,759,738
Ooredoo QPSC	6,478,771	13,135,836
Qatar Aluminum Manufacturing Co.	29,109,148	16,252,090
Qatar Electricity & Water Co. QSC	4,427,382	20,365,533
Qatar Fuel QSC	3,661,760	17,244,787
Qatar Gas Transport Co. Ltd.	21,017,211	21,533,364
Qatar Insurance Co. SAQ	15,104,075	10,008,039
Qatar International Islamic Bank QSC	6,965,999	20,217,562
Qatar Islamic Bank SAQ	13,736,035	87,066,660
Qatar National Bank QPSC	40,027,317	235,946,964
Qatar National Cement Co. QSC	2,850,057	3,903,343
Qatar Navigation QSC	3,550,856	8,228,050
United Development Co. QSC	18,762,110	7,402,615
Vodafone Qatar QSC	22,783,900	10,074,885
		705,739,207
Romania — 0.0%
NEPI Rockcastle S.A.	3,751,278	23,550,173

Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,984
Alrosa PJSC(d)	22,555,750	3,595
Credit Bank of Moscow PJSC(a)(d)	131,641,331	20,979
Detsky Mir PJSC(b)(d)	5,639,776	899
Federal Grid Co. Unified Energy System PJSC(d)	2,175,770,000	347
Gazprom PJSC(d)	101,307,770	16,145
Globaltrans Investment PLC, GDR(d)	1,523,220	243
Inter RAO UES PJSC(d)	270,997,905	43,187
LSR Group PJSC(d)	498,324	79
LUKOIL PJSC(d)	3,545,225	565
Magnit PJSC, GDR(d)	2,913,032	87
MMC Norilsk Nickel PJSC(d)	542,170	86
Mobile TeleSystems PJSC, ADR(d)	3,808,646	38,086
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,963
Novatek PJSC, GDR(d)	779,296	7,793
Novolipetsk Steel PJSC(d)	12,759,568	2,033
OGK-2 PJSC(d)	319,608,000	50,934
Ozon Holdings PLC, GDR(a)(d)	453,223	72
PhosAgro PJSC(d)	7,905	1
PhosAgro PJSC, GDR(d)	1,227,202	12,194
Polymetal International PLC(d)	3,035,664	484
Polyus PJSC(d)	290,787	46
Ros Agro PLC, GDR(d)	300,309	48
Rosneft Oil Co. PJSC(d)	9,721,202	1,549
Rostelecom PJSC(d)	8,098,021	1,291
Sberbank of Russia PJSC(a)(d)	91,862,230	14,639
Segezha Group PJSC(b)(d)	34,454,100	5,491
Severstal PAO(d)	1,835,503	293
Sistema PJSFC, GDR(d)	1,537,435	15,374
Sovcomflot PJSC(d)	4,464,400	711
Surgutneftegas PJSC(d)	60,550,132	9,649
Tatneft PJSC(d)	11,775,415	1,877
TCS Group Holding PLC, GDR(a)(d)	1,042,828	166

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Russia (continued)
Unipro PJSC(d)	160,829,082	$25,630
United Co. RUSAL International PJSC(a)(d)	26,465,860	4,218
VK Co. Ltd.(a)(d)	956,753	152
VTB Bank PJSC(d)	25,685,534,000	4,093
X5 Retail Group NV, GDR(d)	1,023,928	163
Yandex NV(a)(d)	2,640,123	421
		287,567
Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	405,622	11,961,550
ACWA Power Co.(a)	568,463	23,675,222
Advanced Petrochemical Co.	1,172,186	18,281,451
Al Hammadi Co. for Development and Investment	761,877	10,551,899
Al Moammar Information Systems Co.	50,094	1,602,794
Al Rajhi Bank	17,280,865	454,600,042
Aldrees Petroleum and Transport Services Co.	560,954	11,441,819
Alinma Bank	8,577,097	87,904,260
Almarai Co. JSC	2,132,163	31,158,808
Alujain Holding	428,388	8,218,320
Arab National Bank	5,426,043	45,271,786
Arabian Cement Co./Saudi Arabia	646,911	6,511,369
Arabian Contracting Services Co.	98,127	2,747,190
Arriyadh Development Co.	1,264,678	8,246,982
Astra Industrial Group	85,625	1,157,496
Bank AlBilad(a)	4,599,630	61,379,950
Bank Al-Jazira	3,399,052	25,980,307
Banque Saudi Fransi	5,336,560	76,450,439
Bupa Arabia for Cooperative Insurance Co.	566,648	23,809,612
City Cement Co.	928,203	5,943,996
Co. for Cooperative Insurance (The)	577,800	9,191,574
Dallah Healthcare Co.	427,184	13,058,694
Dar Al Arkan Real Estate Development Co.(a)	3,819,162	12,528,349
Dr Sulaiman Al Habib Medical Services Group Co.	717,387	40,893,576
Eastern Province Cement Co.	627,590	7,712,015
Elm Co.	35,617	2,478,613
Emaar Economic City(a)	3,858,480	11,460,936
Etihad Etisalat Co.	3,311,120	34,664,070
Fawaz Abdulaziz Al Hokair & Co.(a)	853,194	2,973,010
Herfy Food Services Co.(a)	346,966	4,532,065
Jarir Marketing Co.	505,891	21,855,882
Leejam Sports Co. JSC	273,983	7,336,441
Methanol Chemicals Co.(a)	228,945	2,685,930
Middle East Healthcare Co.(a)	77,957	791,938
Middle East Paper Co.(a)	171,048	2,877,784
Mobile Telecommunications Co.(a)	3,684,163	13,102,148
Mouwasat Medical Services Co.	452,117	26,327,919
National Agriculture Development Co. (The)(a)	706,081	5,812,849
National Gas & Industrialization Co.	331,226	4,194,093
National Industrialization Co.(a)	2,963,961	14,477,768
National Medical Care Co.	291,796	5,463,337
Qassim Cement Co. (The)	514,626	10,881,174
Rabigh Refining & Petrochemical Co.(a)	2,020,568	14,578,021
Riyad Bank	12,186,924	124,672,938
SABIC Agri-Nutrients Co.	1,895,914	74,254,486
Sahara International Petrochemical Co.	3,296,700	47,035,020
Saudi Airlines Catering Co.(a)	532,826	11,385,666
Saudi Arabian Mining Co.(a)	7,792,569	135,033,317
Saudi Arabian Oil Co.(b)	20,906,703	233,471,588
Saudi Basic Industries Corp.	7,896,868	241,256,782
Saudi British Bank (The)	7,842,698	87,128,717
Saudi Cement Co.	649,003	9,738,288
Security	Shares	Value
Saudi Arabia (continued)
Saudi Ceramic Co.	352,136	$4,859,355
Saudi Electricity Co.	7,187,383	46,530,914
Saudi Ground Services Co.(a)	762,288	6,401,855
Saudi Industrial Investment Group	2,727,908	22,175,353
Saudi Investment Bank (The)	3,792,595	22,651,414
Saudi Kayan Petrochemical Co.(a)	6,530,724	30,184,198
Saudi National Bank (The)	19,399,469	375,056,123
Saudi Pharmaceutical Industries & Medical Appliances Corp.	780,550	6,864,422
Saudi Real Estate Co.(a)	858,223	3,756,218
Saudi Research & Media Group(a)	337,722	22,403,679
Saudi Tadawul Group Holding Co.	250,272	15,561,507
Saudi Telecom Co.	5,236,653	143,498,231
Saudia Dairy & Foodstuff Co.	196,523	8,988,870
Savola Group (The)	2,135,278	21,414,038
Seera Group Holding(a)	1,808,355	10,020,621
Southern Province Cement Co.	615,717	9,503,283
Theeb Rent A Car Co.	111,404	1,853,515
United Electronics Co.	353,000	10,866,262
United International Transportation Co.	702,605	8,797,509
Yamama Cement Co.(a)	1,204,945	9,445,509
Yanbu Cement Co.	920,767	9,234,034
Yanbu National Petrochemical Co.	2,210,649	32,046,147
		2,972,863,337
Singapore — 0.0%
BOC Aviation Ltd.(b)	1,793,400	14,791,998
China XLX Fertiliser Ltd.	3,883,000	3,211,422
		18,003,420
South Africa — 3.7%
Absa Group Ltd.	7,154,269	84,045,787
Adcock Ingram Holdings Ltd.	736,041	2,604,989
AECI Ltd.	1,281,612	8,475,127
African Rainbow Minerals Ltd.	1,062,062	17,691,585
Anglo American Platinum Ltd.	475,702	52,061,378
AngloGold Ashanti Ltd.	3,720,200	64,086,230
Aspen Pharmacare Holdings Ltd.	3,409,202	35,165,692
Astral Foods Ltd.	459,972	5,651,536
AVI Ltd.	2,428,228	10,244,542
Barloworld Ltd.	1,443,861	9,109,650
Bid Corp. Ltd.	2,957,102	63,343,180
Bidvest Group Ltd. (The)	2,422,383	33,779,807
Capitec Bank Holdings Ltd.	738,173	106,205,665
Clicks Group Ltd.	2,209,233	42,997,694
Coronation Fund Managers Ltd.	2,554,918	6,104,856
DataTec Ltd.	2,007,201	4,767,439
Dis-Chem Pharmacies Ltd.(b)	3,537,425	7,992,855
Discovery Ltd.(a)	4,502,732	41,870,697
Distell Group Holdings Ltd.(a)	967,259	10,687,999
DRDGOLD Ltd.(c)	4,893,275	3,379,248
Equites Property Fund Ltd.	5,168,558	6,385,507
Exxaro Resources Ltd.	2,231,973	31,655,454
FirstRand Ltd.	43,987,246	203,651,587
Fortress REIT Ltd., Series A	11,907,098	9,438,147
Foschini Group Ltd. (The)	2,921,864	26,460,438
Gold Fields Ltd.	7,971,301	76,331,553
Growthpoint Properties Ltd.	31,097,599	28,625,197
Harmony Gold Mining Co. Ltd.	4,990,346	16,815,039
Impala Platinum Holdings Ltd.	7,285,915	99,335,168
Investec Ltd.	2,854,590	17,610,642

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
JSE Ltd.	950,281	$6,828,356
KAP Industrial Holdings Ltd.	28,176,439	8,455,767
Kumba Iron Ore Ltd.	566,852	21,346,251
Life Healthcare Group Holdings Ltd.	11,900,953	14,024,111
Massmart Holdings Ltd.(a)(c)	1,130,591	2,675,483
Momentum Metropolitan Holdings	10,193,027	10,307,867
Motus Holdings Ltd.	1,442,845	10,563,262
Mr. Price Group Ltd.	2,235,097	29,594,835
MTN Group Ltd.	14,965,861	161,317,785
MultiChoice Group	3,400,780	29,084,481
Naspers Ltd., Class N	1,914,138	208,508,872
Nedbank Group Ltd.	3,983,330	60,381,124
Netcare Ltd.	10,096,167	9,841,773
Ninety One Ltd.	1,938,147	5,339,776
Northam Platinum Holdings Ltd.(a)	3,083,829	37,060,158
Oceana Group Ltd.	786,058	2,835,462
Old Mutual Ltd.	41,325,135	33,748,363
Omnia Holdings Ltd.	1,149,143	6,140,271
Pepkor Holdings Ltd.(b)	11,807,452	16,491,751
Pick n Pay Stores Ltd.	2,917,354	10,258,643
PSG Group Ltd.(a)	1,337,071	7,928,195
Rand Merchant Investment Holdings Ltd.	7,028,901	12,904,197
Redefine Properties Ltd.	52,452,406	14,685,835
Reinet Investments SCA	1,262,442	25,620,461
Remgro Ltd.	4,516,529	43,462,614
Resilient REIT Ltd.	3,300,463	11,498,217
Reunert Ltd.	1,831,956	4,794,265
Royal Bafokeng Platinum Ltd.(c)	926,793	9,461,805
Sanlam Ltd.	16,133,466	69,601,302
Santam Ltd.	198,216	3,703,875
Sappi Ltd.(a)(c)	5,176,730	18,856,906
Sasol Ltd.(a)	4,998,864	130,738,397
Shoprite Holdings Ltd.	4,478,847	61,653,906
Sibanye Stillwater Ltd.	24,008,653	77,747,145
SPAR Group Ltd. (The)	1,496,726	14,668,034
Standard Bank Group Ltd.	11,823,855	135,089,828
Steinhoff International Holdings NV(a)(c)	38,882,361	6,685,964
Super Group Ltd./South Africa	4,042,997	7,675,854
Telkom SA SOC Ltd.(a)	2,918,551	8,671,466
Thungela Resources Ltd.(c)	1,162,654	18,577,138
Tiger Brands Ltd.	1,376,723	12,589,068
Transaction Capital Ltd.	3,950,772	10,960,512
Truworths International Ltd.	3,478,890	12,115,377
Vodacom Group Ltd.	5,499,093	51,638,838
Vukile Property Fund Ltd.	8,675,722	7,625,485
Wilson Bayly Holmes-Ovcon Ltd.	645,576	3,368,653
Woolworths Holdings Ltd	8,724,592	31,047,417
		2,624,749,833
South Korea — 12.4%
ABLBio Inc.(a)(c)	296,153	5,758,640
Ace Technologies Corp.(a)(c)	329,981	2,752,433
Advanced Nano Products Co. Ltd.	43,685	3,255,542
AfreecaTV Co. Ltd.(c)	82,277	7,107,534
Ahnlab Inc.(c)	61,644	5,586,615
Alteogen Inc.(a)(c)	253,373	11,749,830
Amicogen Inc.(a)(c)	171,592	4,042,932
Amorepacific Corp.(c)	258,794	34,093,044
AMOREPACIFIC Group	247,273	9,177,194
Ananti Inc.(a)(c)	677,012	4,362,566
AptaBio Therapeutics Inc.(a)(c)	170,837	2,559,444
Security	Shares	Value
South Korea (continued)
Asiana Airlines Inc.(a)	348,336	$5,281,636
BGF retail Co. Ltd.(c)	72,460	10,705,706
BH Co. Ltd.(c)	264,367	5,980,661
Binex Co. Ltd.(a)(c)	275,950	3,165,762
Binggrae Co. Ltd.(c)	72,179	3,052,707
Bioneer Corp.(a)(c)	224,605	5,603,585
BNC Korea Co. Ltd.(a)(c)	559,242	4,482,846
BNK Financial Group Inc.	2,266,739	14,448,599
Boryung	338,886	3,306,096
Bukwang Pharmaceutical Co. Ltd.(c)	426,213	3,672,734
Cafe24 Corp.(a)(c)	159,511	2,119,360
Cellid Co. Ltd.(a)	29,443	537,109
Cellivery Therapeutics Inc.(a)(c)	136,692	3,107,742
Celltrion Healthcare Co. Ltd.	748,757	37,279,272
Celltrion Inc.(c)	861,884	111,444,780
Celltrion Pharm Inc.(a)(c)	149,909	9,869,683
Chabiotech Co. Ltd.(a)	468,111	6,761,988
Cheil Worldwide Inc.	590,240	12,369,067
Chong Kun Dang Pharmaceutical Corp.(c)	70,993	5,309,745
Chunbo Co. Ltd.(c)	45,384	9,844,926
CJ CGV Co. Ltd.(a)(c)	254,086	5,654,669
CJ CheilJedang Corp.	72,324	22,912,607
CJ Corp.	129,343	8,893,515
CJ ENM Co. Ltd.	88,886	8,509,174
CJ Logistics Corp.(a)	77,116	8,049,942
CMG Pharmaceutical Co. Ltd.(a)(c)	1,231,289	3,157,887
Com2uSCorp.(c)	78,718	5,533,410
Cosmax Inc.(c)	85,874	4,838,802
CosmoAM&T Co. Ltd.(a)	187,274	8,217,350
Coway Co. Ltd.	473,490	27,244,500
Creative & Innovative System(a)(c)	505,685	5,862,642
CS Wind Corp.(c)	213,850	9,821,903
Cuckoo Holdings Co. Ltd.(c)	88,875	1,284,155
Cuckoo Homesys Co. Ltd.(c)	71,844	1,861,769
Daeduck Electronics Co. Ltd./New	356,779	9,602,225
Daejoo Electronic Materials Co. Ltd.(c)	113,988	8,193,155
Daesang Corp.	240,091	4,351,172
Daewoo Engineering & Construction Co. Ltd.(a)(c)	1,728,578	9,106,654
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	360,206	6,394,960
Daewoong Co. Ltd.(c)	204,307	4,760,111
Daewoong Pharmaceutical Co. Ltd.(c)	51,469	7,131,879
Daishin Securities Co. Ltd.	411,932	5,439,964
Danal Co. Ltd.(a)	475,636	3,625,321
Daou Technology Inc.	289,592	4,791,559
Dawonsys Co. Ltd.(c)	273,439	6,292,087
DB HiTek Co. Ltd.	337,231	18,614,794
DB Insurance Co. Ltd.	413,234	21,611,874
Dentium Co. Ltd.	25,026	1,559,574
Devsisters Co. Ltd.(c)	52,186	2,135,418
DGB Financial Group Inc.	1,294,889	9,096,029
DL E&C Co. Ltd.(c)	257,156	10,823,055
DL Holdings Co. Ltd.(c)	107,670	6,087,001
Dong-A Socio Holdings Co. Ltd.	39,699	3,409,868
Dong-A ST Co. Ltd.(c)	75,230	3,932,994
Dongjin Semichem Co. Ltd.(c)	299,612	10,220,988
DongKook Pharmaceutical Co. Ltd.(c)	297,086	5,244,130
Dongkuk Steel Mill Co. Ltd.(c)	626,678	8,952,260
Dongsuh Cos. Inc.(c)	308,199	6,831,812
Dongwon F&B Co. Ltd.	11,785	1,564,515

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Dongwon Industries Co. Ltd.(c)	14,843	$2,844,862
Doosan Bobcat Inc.	454,566	13,893,111
Doosan Co. Ltd.	62,154	4,232,682
Doosan Enerbility Co. Ltd.(a)(c)	3,487,887	58,177,784
Doosan Fuel Cell Co. Ltd.(a)(c)	375,780	11,796,867
DoubleUGames Co. Ltd.(c)	102,903	3,636,270
Douzone Bizon Co. Ltd.	199,647	5,956,674
Duk San Neolux Co. Ltd.(a)(c)	130,556	4,298,422
Echo Marketing Inc.(c)	201,647	2,518,589
Ecopro BM Co. Ltd.(c)	98,822	40,189,789
Ecopro Co. Ltd.(c)	169,859	11,224,626
Ecopro HN Co. Ltd.(c)	110,501	4,162,263
E-MART Inc.	165,312	15,431,162
Enchem Co. Ltd.(a)	66,038	4,158,067
Enzychem Lifesciences Corp.(a)	40,239	682,040
Eo Technics Co. Ltd.	93,865	8,014,197
Eubiologics Co. Ltd.(a)(c)	269,175	3,840,835
Eugene Technology Co. Ltd.(c)	180,830	5,925,065
F&F Co. Ltd./New	154,225	18,084,678
Fila Holdings Corp.	421,439	10,773,313
Foosung Co. Ltd.	502,022	9,385,118
GC Cell Corp.(a)(c)	91,925	4,701,184
GemVax & Kael Co. Ltd.(a)(c)	346,718	4,085,311
Geneone Life Science Inc.(a)	681,934	6,832,782
Genexine Inc.(a)(c)	178,577	5,436,904
GOLFZON Co. Ltd.(c)	39,516	5,357,626
Grand Korea Leisure Co. Ltd.(a)(c)	377,246	4,566,849
Green Cross Corp.	51,607	7,987,558
Green Cross Holdings Corp.(c)	202,002	3,555,490
GS Engineering & Construction Corp.	513,161	16,442,073
GS Holdings Corp.	381,694	13,952,390
GS Retail Co. Ltd.(c)	321,553	6,977,112
HAESUNG DS Co. Ltd.	29,381	1,719,354
Halla Holdings Corp.	81,916	2,740,090
Hana Financial Group Inc.	2,573,829	102,935,903
Hana Materials Inc.	22,875	1,190,713
Hana Micron Inc.(a)	275,790	4,302,253
Hana Tour Service Inc.(a)(c)	112,494	6,871,859
Hanall Biopharma Co. Ltd.(a)(c)	333,151	4,642,213
Handsome Co. Ltd.	138,264	4,281,649
Hanil Cement Co. Ltd./New(c)	256,774	4,032,414
Hanjin Transportation Co. Ltd.(c)	73,444	1,811,764
Hankook & Co. Co. Ltd.(c)	272,075	3,124,393
Hankook Tire & Technology Co. Ltd.	642,674	18,437,675
Hanmi Pharm Co. Ltd.	57,635	14,369,723
Hanmi Semiconductor Co. Ltd.	463,943	5,371,294
Hanon Systems	1,653,855	15,229,332
Hansae Co. Ltd.(c)	200,789	3,540,054
Hansol Chemical Co. Ltd.(c)	86,375	18,382,306
Hanssem Co. Ltd.(c)	93,802	5,510,101
Hanwha Aerospace Co. Ltd.(c)	324,454	14,100,556
Hanwha Corp.(c)	353,186	8,213,437
Hanwha Investment & Securities Co. Ltd.	1,092,611	3,620,017
Hanwha Life Insurance Co. Ltd.(a)(c)	3,126,591	6,626,674
Hanwha Solutions Corp.(a)(c)	997,137	31,304,619
Hanwha Systems Co. Ltd.(c)	579,377	7,399,482
HD Hyundai Co. Ltd.	416,835	20,991,342
HDC Holdings Co. Ltd.(c)	374,718	2,184,503
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	377,985	4,220,753
Security	Shares	Value
South Korea (continued)
Helixmith Co. Ltd.(a)(c)	355,645	$6,378,093
Hite Jinro Co. Ltd.(c)	331,474	9,523,135
HK inno N Corp.	40,054	1,510,281
HLB Global Co. Ltd.(a)	340,270	2,785,319
HLB Inc.(a)(c)	857,462	31,362,793
HLB Life Science Co. Ltd.(a)(c)	777,549	9,805,022
HMM Co. Ltd.(c)	2,369,841	61,954,000
Hotel Shilla Co. Ltd.(c)	252,233	15,824,798
Hugel Inc.(a)(c)	65,588	6,575,552
Huons Co. Ltd.(c)	112,277	3,511,455
Hwaseung Enterprise Co. Ltd.(c)	218,273	2,767,222
HYBE Co. Ltd.(a)	151,400	28,150,760
Hyosung Advanced Materials Corp.(c)	24,416	10,183,584
Hyosung Chemical Corp.(a)	20,443	3,839,710
Hyosung Corp.	96,106	6,526,697
Hyosung TNC Corp.(c)	23,512	8,103,552
Hyundai Autoever Corp.	65,473	7,061,856
Hyundai Bioscience Co. Ltd.(a)(c)	341,925	8,105,116
Hyundai Construction Equipment Co. Ltd.	138,481	4,525,552
Hyundai Department Store Co. Ltd.(c)	134,753	8,573,825
Hyundai Doosan Infracore Co. Ltd.(a)(c)	1,097,307	5,652,662
Hyundai Electric & Energy System Co. Ltd.(a)	85,960	1,566,762
Hyundai Elevator Co. Ltd.(c)	258,609	7,175,813
Hyundai Engineering & Construction Co. Ltd.	664,730	23,169,556
Hyundai Glovis Co. Ltd.	162,545	27,735,640
Hyundai Greenfood Co. Ltd.(c)	721,389	4,869,152
Hyundai Heavy Industries Co. Ltd.(a)	138,650	13,336,041
Hyundai Home Shopping Network Corp.	58,131	2,764,638
Hyundai Marine & Fire Insurance Co. Ltd.(c)	483,461	12,254,383
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	223,412	15,081,955
Hyundai Mobis Co. Ltd.	533,667	93,742,387
Hyundai Motor Co.	1,229,538	187,356,919
Hyundai Rotem Co. Ltd.(a)(c)	641,927	9,992,349
Hyundai Steel Co.(c)	775,410	25,730,206
Hyundai Wia Corp.(c)	150,664	8,042,619
Il Dong Pharmaceutical Co. Ltd.(a)	36,117	1,217,329
Iljin Hysolus Co. Ltd.	81,168	2,847,309
Iljin Materials Co. Ltd.(c)	210,745	15,284,588
Ilyang Pharmaceutical Co. Ltd.	138,920	3,016,446
Industrial Bank of Korea	1,990,621	18,101,685
Innocean Worldwide Inc.	93,086	3,786,268
Innox Advanced Materials Co. Ltd.(c)	147,191	5,196,992
Intellian Technologies Inc.	54,602	3,879,337
INTOPS Co. Ltd.	81,698	2,525,823
iNtRON Biotechnology Inc.(a)(c)	289,917	4,050,369
IS Dongseo Co. Ltd.(c)	160,569	6,412,660
ITM Semiconductor Co. Ltd.(c)	92,814	2,615,339
JB Financial Group Co. Ltd.	1,214,697	8,782,344
Jeju Air Co. Ltd.(a)	94,197	1,652,178
Jusung Engineering Co. Ltd.	358,371	6,082,447
JW Pharmaceutical Corp.	189,171	3,948,358
JYP Entertainment Corp.(c)	267,677	12,249,214
Kakao Corp.(c)	2,749,691	187,801,895
Kakao Games Corp.(a)(c)	290,823	14,588,780
KakaoBank Corp.(a)(c)	1,001,734	32,744,314
Kangwon Land Inc.(a)(c)	841,225	19,066,742
KB Financial Group Inc.(c)	3,457,616	168,985,697
KCC Corp.(c)	41,376	11,589,132
KCC Glass Corp.	103,576	4,832,003
KEPCO Engineering & Construction Co. Inc.(c)	130,039	7,738,466

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
KEPCO Plant Service & Engineering Co. Ltd.(c)	230,026	$6,955,298
Kginicis Co. Ltd.(c)	233,305	2,972,918
Kia Corp.	2,309,482	159,322,100
KIWOOM Securities Co. Ltd.(c)	117,471	9,033,404
KMW Co. Ltd.(a)(c)	256,449	6,527,159
Koh Young Technology Inc.(c)	541,050	7,191,475
Kolmar BNH Co. Ltd.(c)	122,397	3,047,526
Kolmar Korea Co. Ltd.(c)	152,581	5,130,240
Kolon Industries Inc.(c)	165,258	9,100,506
Komipharm International Co. Ltd.(a)(c)	411,182	2,710,791
KONA I Co. Ltd.(a)	28,927	518,433
Korea Aerospace Industries Ltd.	642,464	27,197,909
Korea Electric Power Corp.(a)	2,189,320	41,251,970
Korea Investment Holdings Co. Ltd.	351,002	20,232,049
Korea Line Corp.(a)	1,493,505	3,681,374
Korea Petrochemical Ind Co. Ltd.(c)	31,429	3,942,392
Korea REIT & Trust Co. Ltd.	2,525,881	4,052,840
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	343,684	25,309,378
Korea United Pharm Inc.(c)	105,901	2,377,873
Korea Zinc Co. Ltd.(c)	76,809	36,778,915
Korean Air Lines Co. Ltd.(a)	1,527,811	35,839,917
Korean Reinsurance Co.	861,115	6,694,240
Krafton Inc.(a)(c)	206,851	43,036,720
KT Skylife Co. Ltd.	280,794	2,104,086
KT&G Corp.	965,212	66,228,784
Kuk-Il Paper Manufacturing Co. Ltd.(a)(c)	1,171,681	2,927,832
Kumho Petrochemical Co. Ltd.(c)	162,814	20,983,140
Kumho Tire Co. Inc.(a)(c)	920,961	3,175,284
Kyung Dong Navien Co. Ltd.	82,064	3,035,953
L&C Bio Co. Ltd.(c)	172,210	5,384,456
L&F Co. Ltd.(a)(c)	204,487	42,819,711
LEENO Industrial Inc.(c)	90,852	11,447,337
LegoChem Biosciences Inc.(a)(c)	208,325	6,930,006
LF Corp.	203,846	3,209,749
LG Chem Ltd.	428,464	201,390,693
LG Corp.	764,416	49,303,594
LG Display Co. Ltd.(c)	2,019,459	28,250,563
LG Electronics Inc.	928,406	78,307,264
LG Energy Solution(a)(c)	186,808	67,025,279
LG Household & Health Care Ltd.(c)	81,104	47,896,852
LG Innotek Co. Ltd.(c)	126,532	39,101,872
LG Uplus Corp.	1,774,234	19,835,403
LIG Nex1 Co. Ltd.(c)	127,972	8,185,780
Lock&Lock Co. Ltd.(a)	277,278	2,182,968
Lotte Chemical Corp.	147,564	24,299,355
Lotte Chilsung Beverage Co. Ltd.(c)	44,958	7,076,450
Lotte Confectionery Co. Ltd.	19,755	1,807,392
LOTTE Fine Chemical Co. Ltd.(c)	159,719	10,786,258
LOTTE Himart Co. Ltd.	96,723	1,706,741
LOTTE Reit Co. Ltd.	1,846,846	8,979,772
Lotte Rental Co. Ltd.	43,134	1,305,665
Lotte Shopping Co. Ltd.	102,761	8,404,547
Lotte Tour Development Co. Ltd.(a)(c)	439,402	5,848,909
LS Corp.(c)	165,196	8,771,259
LS Electric Co. Ltd.(c)	182,225	7,511,807
Lutronic Corp.	166,851	3,290,628
Lx Hausys Ltd.	69,678	2,817,926
LX Holdings Corp.(a)(c)	433,826	3,393,911
Lx International Corp.(c)	280,149	8,593,105
Security	Shares	Value
South Korea (continued)
LX Semicon Co. Ltd.(c)	103,590	$10,569,684
Maeil Dairies Co. Ltd.(c)	51,902	2,767,849
Mando Corp.(c)	284,520	12,544,598
Mcnex Co. Ltd.	138,754	4,333,055
MedPacto Inc.(a)(c)	132,779	3,220,785
Medytox Inc.(a)(c)	47,155	4,806,183
MegaStudyEdu Co. Ltd.(c)	97,377	7,257,605
Meritz Financial Group Inc.(c)	321,216	8,469,521
Meritz Fire & Marine Insurance Co. Ltd.	331,940	10,348,814
Meritz Securities Co. Ltd.(c)	2,483,277	12,168,604
Mezzion Pharma Co. Ltd.(a)(c)	246,768	3,861,105
Mirae Asset Life Insurance Co. Ltd.	749,463	2,284,001
Mirae Asset Securities Co. Ltd.	2,040,057	13,391,335
Myoung Shin Industrial Co. Ltd.(a)(c)	230,666	4,403,488
Namhae Chemical Corp.(c)	288,944	2,956,487
Naturecell Co. Ltd.(a)(c)	490,762	6,950,647
NAVER Corp.	1,126,618	260,867,819
NCSoft Corp.	144,991	53,081,890
NEPES Corp.(a)(c)	206,857	4,848,161
Netmarble Corp.(b)(c)	183,611	12,314,796
Nexen Tire Corp.(c)	313,677	1,585,023
Nexon Games Co. Ltd.(a)	215,877	4,231,343
NH Investment & Securities Co. Ltd.	971,375	8,453,775
NHN Corp.(a)	186,111	4,750,871
NHN KCP Corp.(a)(c)	286,655	3,731,351
NICE Holdings Co. Ltd.	254,909	3,172,272
NICE Information Service Co. Ltd.	374,921	5,088,453
NKMax Co. Ltd.(a)(c)	339,239	5,528,482
NongShim Co. Ltd.(c)	33,894	7,544,391
OCI Co. Ltd.(c)	176,781	18,328,865
Orion Corp./Republic of Korea	208,672	16,370,972
Orion Holdings Corp.	266,771	3,073,848
Oscotec Inc.(a)(c)	236,999	5,606,032
Ottogi Corp.(c)	14,622	5,225,116
Pan Ocean Co. Ltd.(c)	2,420,313	14,806,940
Paradise Co. Ltd.(a)(c)	532,730	7,047,246
Park Systems Corp.(c)	46,128	4,063,199
Partron Co. Ltd.(c)	469,819	4,231,611
Pearl Abyss Corp.(a)(c)	265,762	13,520,823
People & Technology Inc.(c)	186,863	9,284,476
PharmaResearch Co. Ltd.(c)	67,002	4,465,990
Pharmicell Co. Ltd.(a)	571,211	7,182,624
PI Advanced Materials Co. Ltd.(c)	166,733	6,706,697
Poongsan Corp.(c)	284,430	6,982,318
POSCO Chemical Co. Ltd.(c)	248,676	26,097,412
POSCO Holdings Inc.	654,785	152,197,858
Posco ICT Co. Ltd.(c)	620,180	3,106,736
Posco International Corp.(c)	457,202	8,713,861
PSK Inc.	17,595	643,529
RFHIC Corp.(c)	190,749	4,770,600
S&S Tech Corp.(c)	191,120	3,960,616
S-1 Corp.	131,123	7,599,981
Sam Chun Dang Pharm Co. Ltd.(a)(c)	146,948	5,327,063
Sam Kang M&T Co. Ltd.(a)(c)	268,326	4,827,921
Samsung Biologics Co. Ltd.(a)(b)(c)	155,598	106,190,484
Samsung C&T Corp.(c)	728,533	70,936,180
Samsung Electro-Mechanics Co. Ltd.	488,972	60,756,844
Samsung Electronics Co. Ltd.	41,824,054	2,274,305,934
Samsung Engineering Co. Ltd.(a)(c)	1,403,016	27,738,591
Samsung Fire & Marine Insurance Co. Ltd.	270,617	43,352,361

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co. Ltd.(a)(c)	5,571,106	$26,623,616
Samsung Life Insurance Co. Ltd.	594,293	32,618,007
Samsung SDI Co. Ltd.	483,617	223,643,838
Samsung SDS Co. Ltd.	299,146	35,771,109
Samsung Securities Co. Ltd.	506,507	16,167,726
Samwha Capacitor Co. Ltd.	104,173	4,268,888
Samyang Foods Co. Ltd.(c)	53,350	3,977,528
Samyang Holdings Corp.	49,329	3,237,532
SD Biosensor Inc.	314,926	12,691,477
Sebang Global Battery Co. Ltd.(c)	58,163	2,928,283
Seegene Inc.(c)	318,705	11,430,432
Seobu T&D(c)	470,756	3,602,463
Seojin System Co. Ltd.(c)	275,319	3,945,802
Seoul Semiconductor Co. Ltd.(c)	439,940	4,536,410
SFA Engineering Corp.(c)	192,011	6,486,794
SFA Semicon Co. Ltd.(a)(c)	888,150	4,854,831
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	301,934	7,092,919
Shinhan Financial Group Co. Ltd.	3,843,150	133,784,557
Shinsegae Inc.(c)	60,761	12,406,790
Shinsegae International Inc.(c)	147,905	4,126,284
SillaJen Inc.(a)(c)(d)	540,819	2,909,110
SIMMTECH Co. Ltd.(c)	190,046	7,801,406
SK Biopharmaceuticals Co. Ltd.(a)(c)	233,948	16,350,887
SK Bioscience Co. Ltd.(a)(c)	201,504	21,989,616
SK Chemicals Co. Ltd.	103,667	10,762,673
SK D&D Co. Ltd.	80,645	2,010,937
SK Discovery Co. Ltd.(c)	97,764	3,171,079
SK Gas Ltd.	44,716	4,707,272
SK Hynix Inc.	4,773,642	413,746,970
SK IE Technology Co. Ltd.(a)(b)(c)	209,876	21,309,332
SK Inc.(c)	326,916	65,228,551
SK Innovation Co. Ltd.(a)(c)	475,451	82,369,326
SK Networks Co. Ltd.	1,404,963	5,327,814
SK Square Co. Ltd.(a)(c)	861,376	32,688,224
SK Telecom Co. Ltd.	209,895	9,664,736
SKC Co. Ltd.(c)	193,945	25,055,933
SL Corp.(c)	142,347	3,576,760
SM Entertainment Co. Ltd.	177,819	9,940,048
SNT Motiv Co. Ltd.(c)	90,393	3,419,071
S-Oil Corp.(c)	394,697	36,427,601
SOLUM Co. Ltd.(a)	331,289	6,091,433
Solus Advanced Materials Co. Ltd.	136,661	6,998,836
Soulbrain Co. Ltd./New(c)	43,126	9,504,460
Soulbrain Holdings Co. Ltd.	29,064	626,578
ST Pharm Co. Ltd.(c)	93,769	7,843,984
STIC Investments Inc.	183,149	1,315,008
Taihan Electric Wire Co. Ltd.(a)(c)	4,566,035	8,214,470
Tera Resource Co. Ltd.(a)(d)	49,111	—
TES Co. Ltd./Korea(c)	198,028	4,141,881
Tesna Inc.	93,453	3,142,293
TKG Huchems Co. Ltd.(c)	225,764	4,545,357
Tokai Carbon Korea Co. Ltd.	55,096	6,120,736
Tongyang Life Insurance Co. Ltd.	740,480	3,504,300
TY Holdings Co. Ltd./Korea(a)	227,999	4,674,056
Unid Co. Ltd.	39,714	4,092,738
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	84,853	3,191,846
Vidente Co. Ltd.(a)(c)	368,511	3,467,799
Webzen Inc.(a)(c)	156,475	2,640,990
Wemade Co. Ltd.(c)	168,662	11,520,543
Wonik Holdings Co. Ltd.(a)	1	4
Security	Shares	Value
South Korea (continued)
WONIK IPS Co. Ltd.(c)	272,977	$8,554,843
Wonik QnC Corp.	66,654	1,791,340
Woori Financial Group Inc.	4,435,032	53,416,318
Woori Investment Bank Co. Ltd.(c)	3,781,847	2,624,641
Woori Technology Investment Co. Ltd.(a)(c)	619,199	3,461,034
Wysiwyg Studious Co. Ltd.(a)(c)	255,118	6,669,177
Y2 Solution Co. Ltd.(a)(c)(d)	278,963	302,593
YG Entertainment Inc.(c)	121,016	5,508,211
Youlchon Chemical Co. Ltd.(c)	117,702	2,142,260
Youngone Corp.	213,670	7,972,263
Youngone Holdings Co. Ltd.	63,366	2,938,175
Yuanta Securities Korea Co. Ltd.	1,071,626	2,785,033
Yuhan Corp.(c)	451,042	21,956,283
Yungjin Pharmaceutical Co. Ltd.(a)(c)	977,049	3,309,504
Zinus Inc.	104,445	5,018,291
		8,754,137,571
Taiwan — 16.4%
AcBel Polytech Inc.(c)	6,320,000	6,309,242
Accton Technology Corp.(c)	4,516,000	35,737,935
Acer Inc.(c)	25,686,872	25,584,563
Actron Technology Corp.(c)	592,000	3,601,503
ADATA Technology Co. Ltd.(c)	2,619,820	6,813,767
Adimmune Corp.(c)	2,831,000	3,443,042
Advanced Ceramic X Corp.(c)	444,000	3,553,713
Advanced Energy Solution Holding Co. Ltd.(c)	216,000	8,398,723
Advanced Wireless Semiconductor Co.(c)	1,478,000	4,782,293
Advantech Co. Ltd.(c)	3,311,110	40,861,836
Airtac International Group(c)	1,195,292	38,907,570
Alchip Technologies Ltd.(c)	629,000	19,980,733
Amazing Microelectronic Corp.(c)	854,000	4,389,692
AmTRAN Technology Co. Ltd.(c)	8,053,672	3,600,822
Andes Technology Corp.(c)	416,000	4,861,268
AP Memory Technology Corp.(c)	790,000	7,838,558
Apex International Co. Ltd.(c)	1,327,000	4,148,802
Arcadyan Technology Corp.(c)	1,342,391	5,645,577
Ardentec Corp.(c)	4,747,546	7,855,882
ASE Technology Holding Co. Ltd.(c)	29,106,222	103,628,183
Asia Cement Corp.(c)	17,730,050	27,033,791
Asia Optical Co. Inc.(c)	2,732,000	6,444,757
Asia Pacific Telecom Co. Ltd.(a)	19,777,173	4,830,855
Asia Vital Components Co. Ltd.(c)	3,094,000	11,939,883
ASMedia Technology Inc.(c)	235,000	10,934,431
ASPEED Technology Inc.(c)	198,000	15,740,037
ASROCK Inc.(c)	556,000	2,918,204
Asustek Computer Inc.(c)	6,232,000	72,964,308
AU Optronics Corp.(c)	72,252,000	44,372,810
AURAS Technology Co. Ltd.(c)	796,000	5,041,341
Bank of Kaohsiung Co. Ltd.(c)	22,875,903	10,547,777
BES Engineering Corp.(c)	17,603,000	5,582,470
Bizlink Holding Inc.(c)	1,049,926	11,214,428
Brighton-Best International Taiwan Inc.(c)	4,754,000	5,711,067
Capital Securities Corp.(c)	24,253,050	12,343,095
Career Technology MFG. Co. Ltd.(c)	4,702,498	3,613,048
Catcher Technology Co. Ltd.(c)	5,403,000	30,410,647
Cathay Financial Holding Co. Ltd.(c)	68,643,872	130,931,993
Cathay Real Estate Development Co. Ltd.(c)	8,333,900	5,131,867
Center Laboratories Inc.(c)	3,562,007	7,338,244
Century Iron & Steel Industrial Co. Ltd.(c)	1,570,000	6,250,854
Chailease Holding Co. Ltd.(c)	11,484,721	88,369,942
Chang Hwa Commercial Bank Ltd.	39,802,182	24,772,439

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Charoen Pokphand Enterprise(c)	2,167,000	$6,097,966
Cheng Loong Corp.(c)	7,648,000	7,888,317
Cheng Shin Rubber Industry Co. Ltd.(c)	13,561,650	16,551,625
Cheng Uei Precision Industry Co. Ltd.(c)	3,566,000	4,269,273
Chicony Electronics Co. Ltd.(c)	4,146,787	12,278,452
Chicony Power Technology Co. Ltd.(c)	1,205,000	2,935,003
Chief Telecom Inc.	260,000	2,725,759
China Airlines Ltd.(a)	24,042,000	22,332,035
China Bills Finance Corp.(c)	15,831,000	9,148,052
China Development Financial Holding Corp.(c)	134,712,649	74,696,194
China General Plastics Corp.(c)	4,140,386	4,458,976
China Man-Made Fiber Corp.(c)	17,725,574	5,050,026
China Metal Products	4,509,146	4,996,790
China Motor Corp.(c)	2,617,800	5,608,887
China Petrochemical Development Corp.(a)(c)	33,077,490	12,625,942
China Steel Chemical Corp.	1,491,000	6,552,514
China Steel Corp.(c)	104,130,529	123,779,929
Chin-Poon Industrial Co. Ltd.(c)	4,380,000	4,729,263
Chipbond Technology Corp.(c)	3,795,000	9,043,326
ChipMOS Technologies Inc.(c)	4,487,000	7,478,232
Chlitina Holding Ltd.	513,000	3,515,056
Chong Hong Construction Co. Ltd.	1,569,122	4,076,736
Chroma ATE Inc.	3,084,000	17,536,029
Chung Hung Steel Corp.(c)	7,846,000	8,769,598
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,674,000	6,492,763
Chunghwa Precision Test Tech Co. Ltd.	185,000	3,128,279
Chunghwa Telecom Co. Ltd.	33,299,000	144,720,920
Cleanaway Co. Ltd.(c)	929,000	6,182,829
Clevo Co.	4,767,175	5,624,350
Compal Electronics Inc.(c)	35,372,000	27,939,433
Compeq Manufacturing Co. Ltd.(c)	7,615,000	12,337,946
Continental Holdings Corp.	4,934,600	5,034,760
Coretronic Corp.(c)	3,108,200	5,983,133
Co-Tech Development Corp.(c)	2,541,000	5,055,877
CSBC Corp. Taiwan(a)(c)	6,532,316	4,398,761
CTBC Financial Holding Co. Ltd.	153,372,599	142,426,409
CTCI Corp.	5,659,000	9,085,771
Cub Elecparts Inc.(c)	560,979	2,880,133
Darfon Electronics Corp.(c)	2,935,000	4,398,771
Delta Electronics Inc.(c)	17,025,000	140,085,076
E Ink Holdings Inc.	7,744,000	53,859,468
E.Sun Financial Holding Co. Ltd.(c)	106,746,472	111,867,732
Eclat Textile Co. Ltd.(c)	1,663,683	28,299,440
EirGenix Inc.(a)(c)	1,465,000	4,159,035
Elan Microelectronics Corp.(c)	2,333,100	11,886,172
Elite Material Co. Ltd.(c)	2,495,000	19,856,420
Elite Semiconductor Microelectronics Technology Inc.(c)	2,216,000	9,339,361
eMemory Technology Inc.	578,000	30,341,208
Ennoconn Corp.(c)	590,219	4,212,351
ENNOSTAR Inc.(a)(c)	5,037,185	10,944,093
Episil Technologies Inc(a)(c)	2,407,666	10,412,319
Episil-Precision Inc.(c)	1,160,000	4,114,923
Eternal Materials Co. Ltd.(c)	8,283,915	10,028,756
Etron Technology Inc.(a)	2,018,000	4,790,360
Eva Airways Corp.(a)	21,786,326	25,457,023
Evergreen International Storage & Transport Corp.	3,247,000	4,139,156
Evergreen Marine Corp. Taiwan Ltd.(c)	22,321,449	106,911,033
Everlight Chemical Industrial Corp.(c)	5,982,781	4,897,380

Security	Shares	Value
Taiwan (continued)
Everlight Electronics Co. Ltd.(c)	3,687,000	$5,656,467
Far Eastern Department Stores Ltd.(c)	10,371,167	7,346,656
Far Eastern International Bank	28,233,397	11,240,313
Far Eastern New Century Corp.	21,847,916	22,890,669
Far EasTone Telecommunications Co. Ltd.	13,085,000	35,822,029
Faraday Technology Corp.(c)	1,874,000	15,332,859
Farglory Land Development Co. Ltd.	2,594,782	5,849,261
Feng Hsin Steel Co. Ltd.(c)	4,517,000	12,273,544
Feng TAY Enterprise Co. Ltd.	3,619,387	23,442,012
First Financial Holding Co. Ltd.	90,885,984	85,262,692
Fitipower Integrated Technology Inc.(c)	1,092,161	6,847,680
FLEXium Interconnect Inc.(c)	2,371,616	8,244,127
FocalTech Systems Co. Ltd.(c)	1,604,000	6,289,104
Formosa Chemicals & Fibre Corp.(c)	30,341,210	85,466,222
Formosa International Hotels Corp.(c)	600,000	3,526,771
Formosa Petrochemical Corp.(c)	9,250,000	30,761,903
Formosa Plastics Corp.	34,235,800	123,461,920
Formosa Sumco Technology Corp.(c)	736,000	6,519,733
Formosa Taffeta Co. Ltd.(c)	7,143,000	6,654,148
Foxconn Technology Co. Ltd.	7,566,424	14,149,445
Foxsemicon Integrated Technology Inc.(c)	694,000	5,282,046
Fubon Financial Holding Co. Ltd.(c)	61,368,022	134,565,951
Fulgent Sun International Holding Co. Ltd.(c)	1,084,221	5,669,099
Fusheng Precision Co. Ltd.	859,000	6,037,859
General Interface Solution Holding Ltd.(c)	2,241,000	6,981,346
Genesys Logic Inc.	681,000	4,962,326
Genius Electronic Optical Co. Ltd.(c)	618,287	8,766,537
Getac Holdings Corp.(c)	4,406,000	6,879,211
Giant Manufacturing Co. Ltd.(c)	2,712,000	24,457,862
Gigabyte Technology Co. Ltd.(c)	4,587,000	17,722,045
Global Mixed Mode Technology Inc.(c)	654,000	4,979,435
Global PMX Co. Ltd.(c)	411,000	2,164,520
Global Unichip Corp.(c)	744,000	14,006,520
Globalwafers Co. Ltd.(c)	1,869,000	40,101,969
Gold Circuit Electronics Ltd.(c)	3,702,000	10,292,537
Goldsun Building Materials Co. Ltd.	9,401,425	8,760,997
Gourmet Master Co. Ltd.(c)	1,074,471	3,514,703
Grand Pacific Petrochemical(c)	9,435,000	7,921,292
Grape King Bio Ltd.	1,015,000	4,960,307
Great Tree Pharmacy Co. Ltd.	353,000	3,612,093
Great Wall Enterprise Co. Ltd.(c)	5,580,202	9,469,951
Greatek Electronics Inc.(c)	3,223,000	7,948,186
Gudeng Precision Industrial Co. Ltd.(c)	647,356	5,732,472
Hannstar Board Corp.(c)	3,311,000	4,153,839
HannStar Display Corp.(c)	20,251,640	8,659,626
Highwealth Construction Corp.(c)	5,333,153	8,517,437
Hiwin Technologies Corp.	2,357,555	18,147,618
Holtek Semiconductor Inc.(c)	1,855,000	6,341,576
Holy Stone Enterprise Co. Ltd.(c)	1,339,330	5,159,831
Hon Hai Precision Industry Co. Ltd.	108,957,928	422,464,652
Hota Industrial Manufacturing Co. Ltd.(c)	2,485,261	6,434,537
Hotai Finance Co. Ltd.	1,701,000	6,001,226
Hotai Motor Co. Ltd.(c)	2,677,000	57,927,497
Hsin Kuang Steel Co. Ltd.(c)	2,803,000	4,786,421
HTC Corp.(a)(c)	6,001,000	10,259,694
Hua Nan Financial Holdings Co. Ltd.	76,372,002	62,296,454
Huaku Development Co. Ltd.	2,478,000	8,047,184
IBF Financial Holdings Co. Ltd.(c)	20,254,706	10,867,254
Innodisk Corp.	1,006,740	6,901,783
Innolux Corp.(c)	83,488,241	39,813,225

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
International CSRC Investment Holdings Co.(c)	8,427,685	$6,168,936
International Games System Co. Ltd.(c)	485,000	12,506,895
Inventec Corp.(c)	20,783,000	18,374,832
ITE Technology Inc.(c)	1,697,000	5,845,101
ITEQ Corp.(c)	1,864,604	6,858,338
Jentech Precision Industrial Co. Ltd.(c)	667,000	8,060,784
Johnson Health Tech Co. Ltd.(c)	1,080,000	1,963,491
Kenda Rubber Industrial Co. Ltd.(c)	5,546,337	5,913,972
Kindom Development Co. Ltd.(c)	3,704,300	4,414,353
King Slide Works Co. Ltd.	616,000	9,481,642
King Yuan Electronics Co. Ltd.(c)	8,356,000	13,128,215
King’s Town Bank Co. Ltd.(c)	6,525,000	8,051,004
Kinik Co.	758,000	4,087,063
Kinpo Electronics(c)	11,993,000	5,640,969
Kinsus Interconnect Technology Corp.(c)	2,638,000	15,668,966
LandMark Optoelectronics Corp.(c)	775,900	3,874,023
Largan Precision Co. Ltd.(c)	869,000	49,733,265
Lien Hwa Industrial Holdings Corp.(c)	8,226,427	16,301,438
Lite-On Technology Corp.(c)	17,767,238	38,436,670
Longchen Paper & Packaging Co. Ltd.(c)	7,020,720	4,401,211
Lotes Co. Ltd.	591,848	16,036,248
Lotus Pharmaceutical Co. Ltd.(c)	874,000	3,845,650
Macronix International Co. Ltd.(c)	15,183,554	20,498,797
Makalot Industrial Co. Ltd.(c)	1,654,510	9,277,525
Marketech International Corp.	1,047,000	4,696,781
MediaTek Inc.(c)	13,282,572	410,712,129
Medigen Vaccine Biologics Corp.(a)(c)	1,273,000	9,802,429
Mega Financial Holding Co. Ltd.(c)	95,374,958	126,704,441
Mercuries Life Insurance Co. Ltd.(a)(c)	17,384,297	4,302,517
Merida Industry Co. Ltd.(c)	1,703,850	15,198,671
Merry Electronics Co. Ltd.(c)	1,747,751	4,922,381
Microbio Co. Ltd.(a)(c)	3,120,928	6,310,551
Micro-Star International Co. Ltd.(c)	6,092,000	28,087,860
Mitac Holdings Corp.(c)	9,475,053	9,117,057
momo.com Inc(c)	397,400	11,342,195
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,602,000	6,485,795
Nan Pao Resins Chemical Co. Ltd.(c)	457,000	2,121,313
Nan Ya Plastics Corp.(c)	41,540,440	121,509,365
Nan Ya Printed Circuit Board Corp.(c)	1,990,000	26,666,364
Nantex Industry Co. Ltd.(c)	2,383,000	4,205,681
Nanya Technology Corp.(c)	10,400,000	23,734,890
Nien Made Enterprise Co. Ltd.	1,286,000	13,904,458
Novatek Microelectronics Corp.(c)	5,047,000	69,912,419
Nuvoton Technology Corp.(c)	1,592,000	9,399,582
OBI Pharma Inc.(a)(c)	1,543,339	5,861,816
Oneness Biotech Co. Ltd.(a)	1,939,000	12,616,559
OptoTech Corp.	2,063,000	3,575,156
Oriental Union Chemical Corp.(a)(c)	7,158,000	4,832,804
Pan Jit International Inc.(c)	3,022,200	8,635,319
Pan-International Industrial Corp.(c)	4,326,366	5,742,383
Parade Technologies Ltd.(c)	678,000	34,970,813
PChome Online Inc.(c)	1,030,000	2,620,865
Pegatron Corp.(c)	16,802,000	40,097,561
Pegavision Corp.	224,000	3,407,270
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phison Electronics Corp.(c)	1,245,000	16,843,421
Pixart Imaging Inc.(c)	1,249,000	4,976,951
Pou Chen Corp.	18,280,000	19,618,414
Powerchip Semiconductor Manufacturing Corp.	22,242,000	44,292,424
Powertech Technology Inc.(c)	5,081,000	17,056,318

Security	Shares	Value
Taiwan (continued)
Poya International Co. Ltd.(c)	474,050	$4,678,054
President Chain Store Corp.	4,980,000	47,131,272
President Securities Corp.(c)	8,069,603	5,200,833
Primax Electronics Ltd.(c)	3,978,000	8,409,266
Prince Housing & Development Corp.(c)	13,578,995	5,736,711
Qisda Corp.(c)	13,177,000	13,182,358
Quanta Computer Inc.(c)	23,333,000	63,670,780
Radiant Opto-Electronics Corp.(c)	3,054,000	10,944,400
Raydium Semiconductor Corp.	466,000	8,172,059
RDC Semiconductor Co. Ltd.(a)(c)	525,000	6,953,007
Realtek Semiconductor Corp.(c)	4,013,110	60,909,397
Rexon Industrial Corp. Ltd.(c)	1,210,000	1,649,228
RichWave Technology Corp.(c)	765,200	5,679,818
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	10,481,120	27,694,013
Ruentex Industries Ltd.	3,893,225	11,322,930
Sanyang Motor Co. Ltd.(c)	5,171,000	5,575,292
ScinoPharm Taiwan Ltd.(c)	2,864,027	2,253,301
SDI Corp.(c)	1,379,000	7,161,538
Sensortek Technology Corp.(c)	245,000	2,856,445
Sercomm Corp.(c)	2,550,000	6,936,338
Shanghai Commercial & Savings Bank Ltd. (The)(c)	31,155,346	54,060,293
Shin Kong Financial Holding Co. Ltd.	98,748,255	31,368,903
Shin Zu Shing Co. Ltd.(c)	1,559,904	4,616,896
Shinkong Synthetic Fibers Corp.(c)	12,732,000	8,459,582
Shiny Chemical Industrial Co. Ltd.	394,000	2,932,093
Sigurd Microelectronics Corp.(c)	5,216,700	10,647,128
Silergy Corp.(c)	709,000	72,862,827
Simplo Technology Co. Ltd.	1,302,400	13,443,878
Sinbon Electronics Co. Ltd.(c)	1,932,809	17,192,229
Sino-American Silicon Products Inc.(c)	4,507,000	26,686,493
SinoPac Financial Holdings Co. Ltd.(c)	93,016,660	57,877,885
Sinyi Realty Inc.	4,712,704	5,688,238
Sitronix Technology Corp.(c)	1,008,000	8,881,752
Soft-World International Corp.(c)	907,000	2,531,472
Solar Applied Materials Technology Corp.(c)	4,417,710	7,264,497
Sonix Technology Co. Ltd.(c)	1,539,000	4,068,610
Sporton International Inc.	762,050	5,112,742
St. Shine Optical Co. Ltd.	436,000	4,286,114
Standard Foods Corp.(c)	4,311,096	7,052,438
Sunny Friend Environmental Technology Co. Ltd.(c)	647,000	4,589,488
Sunplus Technology Co. Ltd.(c)	4,427,000	5,586,649
Supreme Electronics Co. Ltd.(c)	5,401,512	8,853,131
Synnex Technology International Corp.(c)	11,816,250	28,430,773
Systex Corp.(c)	1,600,000	4,340,186
T3EX Global Holdings Corp.	884,000	4,050,715
TA Chen Stainless Pipe(c)	13,354,466	19,816,615
Ta Ya Electric Wire & Cable	4,044,000	3,678,264
Taichung Commercial Bank Co. Ltd.	25,909,559	12,409,370
TaiDoc Technology Corp.(c)	529,000	4,064,324
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	3,402,000	1,869,993
TaiMed Biologics Inc.(a)(c)	1,733,000	3,789,290
Tainan Spinning Co. Ltd.(c)	10,510,894	7,279,421
Taishin Financial Holding Co. Ltd.	92,675,681	56,988,270
Taiwan Business Bank(c)	44,538,853	18,769,932
Taiwan Cement Corp.(c)	45,178,574	66,182,153
Taiwan Cogeneration Corp.(c)	5,284,000	7,003,337
Taiwan Cooperative Financial Holding Co. Ltd.	83,835,953	80,895,144

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co. Ltd.(c)	6,940,000	$16,637,186
Taiwan Glass Industry Corp.(c)	10,038,053	7,827,942
Taiwan High Speed Rail Corp.	14,636,000	13,925,944
Taiwan Hon Chuan Enterprise Co. Ltd.	3,689,674	9,465,091
Taiwan Mask Corp.(c)	2,259,000	7,249,889
Taiwan Mobile Co. Ltd.	13,713,000	50,956,641
Taiwan Paiho Ltd.(c)	2,718,000	6,338,371
Taiwan Secom Co. Ltd.(c)	2,714,185	10,270,558
Taiwan Semiconductor Co. Ltd.(c)	2,086,000	5,987,740
Taiwan Semiconductor Manufacturing Co. Ltd.	215,699,000	4,079,067,626
Taiwan Shin Kong Security Co. Ltd.	5,897,577	8,326,132
Taiwan Surface Mounting Technology Corp.(c)	2,288,000	8,747,331
Taiwan TEA Corp.(a)(c)	9,364,000	6,089,690
Taiwan Union Technology Corp.(c)	2,348,000	6,192,747
Tanvex BioPharma Inc.(a)	1,717,950	3,252,856
Tatung Co. Ltd.(a)(c)	15,611,000	18,912,341
TCI Co. Ltd.(c)	929,444	5,017,667
Teco Electric and Machinery Co. Ltd.(c)	15,333,000	16,272,778
Test Research Inc.(c)	1,915,400	4,380,088
Thinking Electronic Industrial Co. Ltd.	791,000	3,866,477
Ton Yi Industrial Corp.(c)	11,311,000	6,307,195
Tong Hsing Electronic Industries Ltd.(c)	1,273,762	11,161,361
Tong Yang Industry Co. Ltd.(c)	4,814,400	6,608,452
Topco Scientific Co. Ltd.(c)	1,927,639	11,065,715
TPK Holding Co. Ltd.(c)	3,160,000	3,700,209
Transcend Information Inc.(c)	2,594,000	6,424,064
Tripod Technology Corp.(c)	3,242,000	12,940,120
TSEC Corp.(a)(c)	3,881,000	4,925,661
TSRC Corp.(c)	5,958,900	6,102,617
TTY Biopharm Co. Ltd.(c)	2,268,124	5,377,755
Tung Ho Steel Enterprise Corp.	5,206,560	11,345,428
Tung Thih Electronic Co. Ltd.(c)	624,000	3,862,053
TXC Corp.(c)	2,666,000	8,834,412
U-Ming Marine Transport Corp.(c)	3,983,000	8,023,287
Unimicron Technology Corp.(c)	10,705,000	78,570,573
Union Bank of Taiwan(a)(c)	11,614,860	5,921,432
Uni-President Enterprises Corp.	41,619,369	96,303,421
United Integrated Services Co. Ltd.(c)	1,262,400	7,815,264
United Microelectronics Corp.(c)	103,832,000	182,963,657
United Renewable Energy Co. Ltd.(a)	12,554,238	9,170,402
Universal Vision Biotechnology Co. Ltd.(c)	439,000	3,909,089
UPC Technology Corp.(c)	8,968,365	5,261,190
UPI Semiconductor Corp.(a)	184,000	3,879,690
USI Corp.(c)	7,129,300	6,226,858
Vanguard International Semiconductor Corp.(c)	7,883,000	28,914,877
VIA Labs Inc.(c)	299,000	3,445,083
Via Technologies Inc.	1,892,000	3,424,449
Visual Photonics Epitaxy Co. Ltd.(c)	1,554,000	5,164,230
Voltronic Power Technology Corp.	542,493	27,417,277
Wafer Works Corp.(c)	4,711,839	10,060,636
Wah Lee Industrial Corp.(c)	2,530,580	8,982,409
Walsin Lihwa Corp.	21,454,000	34,499,765
Walsin Technology Corp.(c)	2,640,597	10,442,101
Wan Hai Lines Ltd.	5,438,800	29,111,540
Win Semiconductors Corp.(c)	2,920,427	22,550,496
Winbond Electronics Corp.(c)	26,456,480	26,411,069
Wisdom Marine Lines Co. Ltd.	3,729,000	12,421,260
Wistron Corp.(c)	22,771,004	22,192,240
Wistron NeWeb Corp.(c)	3,076,654	6,832,913
Wiwynn Corp.(c)	674,000	21,233,901

Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.(c)	12,930,200	$23,450,004
WT Microelectronics Co. Ltd.	3,424,734	8,808,119
XinTec Inc.(c)	1,532,000	7,721,661
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,650,000	3,815,410
Yageo Corp.(c)	3,821,286	52,855,584
Yang Ming Marine Transport Corp.(a)(c)	15,392,677	65,369,011
YFY Inc.(c)	10,035,000	9,903,801
Yieh Phui Enterprise Co. Ltd.(a)(c)	9,433,026	6,606,499
Yuanta Financial Holding Co. Ltd.(c)	82,108,388	68,537,624
Yulon Finance Corp.	1,642,658	12,251,393
Yulon Motor Co. Ltd.(c)	5,684,088	8,663,570
YungShin Global Holding Corp.(c)	3,502,650	5,065,557
Zhen Ding Technology Holding Ltd.(c)	5,331,950	22,045,093
		11,567,709,164
Thailand — 2.2%
Advanced Info Service PCL, NVDR	10,538,300	66,756,707
Airports of Thailand PCL, NVDR(a)	37,961,700	77,337,795
Amata Corp. PCL, NVDR	13,276,330	7,788,969
AP Thailand PCL, NVDR	34,807,190	11,389,768
Asset World Corp. PCL, NVDR	62,308,700	9,286,458
B Grimm Power PCL, NVDR(c)	8,832,900	8,886,598
Bangchak Corp. PCL, NVDR	14,054,700	13,490,670
Bangkok Airways PCL, NVDR(a)	15,647,200	4,895,122
Bangkok Chain Hospital PCL, NVDR	18,639,350	11,065,125
Bangkok Commercial Asset Management PCL, NVDR	16,382,200	8,944,307
Bangkok Dusit Medical Services PCL, NVDR	87,354,600	65,716,169
Bangkok Expressway & Metro PCL, NVDR(c)	66,996,785	17,892,605
Bangkok Land PCL, NVDR	172,011,600	5,080,711
Banpu PCL, NVDR	49,387,400	17,879,487
BCPG PCL, NVDR(c)	15,809,525	5,449,314
Berli Jucker PCL, NVDR	10,474,100	11,085,226
BTS Group Holdings PCL, NVDR	72,171,900	18,750,213
Bumrungrad Hospital PCL, NVDR	4,030,000	20,549,834
Carabao Group PCL, NVDR(c)	3,065,200	9,876,159
Central Pattana PCL, NVDR	18,040,200	33,827,030
Central Retail Corp. PCL, NVDR	16,991,517	18,854,976
CH Karnchang PCL, NVDR	13,518,600	8,241,718
Charoen Pokphand Foods PCL, NVDR	31,416,800	23,822,943
Chularat Hospital PCL, NVDR	74,818,800	8,133,429
CK Power PCL, NVDR	27,963,300	4,448,275
Com7 PCL, NVDR	9,659,500	10,642,786
CP ALL PCL, NVDR	51,797,600	100,189,721
Delta Electronics Thailand PCL, NVDR(c)	2,797,700	28,119,985
Dynasty Ceramic PCL, NVDR(c)	73,681,320	6,156,507
Eastern Polymer Group PCL, NVDR(c)	15,702,700	4,625,084
Electricity Generating PCL, NVDR	2,006,800	10,545,292
Energy Absolute PCL, NVDR(c)	14,794,700	38,716,672
Esso Thailand PCL, NVDR(a)(c)	20,515,400	6,150,927
GFPT PCL, NVDR(c)	9,987,900	4,870,027
Global Power Synergy PCL, NVDR	6,128,900	11,926,292
Gulf Energy Development PCL, NVDR	26,980,244	38,192,099
Gunkul Engineering PCL, NVDR	49,339,141	8,327,175
Hana Microelectronics PCL, NVDR(c)	5,493,600	7,511,605
Home Product Center PCL, NVDR	54,968,475	23,857,835
Indorama Ventures PCL, NVDR	15,981,900	22,929,586
Intouch Holdings PCL, NVDR	11,166,225	23,329,526
IRPC PCL, NVDR	97,491,500	9,826,497
Jasmine International PCL, NVDR(a)(c)	69,082,200	7,059,989

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
JMT Network Services PCL, NVDR(c)	5,854,400	$13,220,637
KCE Electronics PCL, NVDR(c)	7,661,900	14,747,867
Khon Kaen Sugar Industry PCL, NVDR(c)	26,009,886	2,944,549
Kiatnakin Phatra Bank PCL, NVDR	3,746,600	7,879,280
Krung Thai Bank PCL, NVDR	29,909,500	13,188,462
Krungthai Card PCL, NVDR(c)	7,739,100	13,831,407
Land & Houses PCL, NVDR	64,861,000	16,961,290
Major Cineplex Group PCL, NVDR	10,386,600	6,484,357
MBK PCL, NVDR(a)(c)	11,305,200	4,721,908
Mega Lifesciences PCL, NVDR	5,109,700	7,767,661
Minor International PCL, NVDR(a)	29,493,460	30,128,711
Muangthai Capital PCL, NVDR(c)	6,749,000	9,694,198
Ngern Tid Lor PCL, NVDR	9,960,138	9,732,115
Origin Property PCL, NVDR	16,647,200	5,292,611
Osotspa PCL, NVDR	11,413,700	11,570,922
Plan B Media PCL, NVDR(a)(c)	29,838,888	6,799,383
Precious Shipping PCL, NVDR	8,477,000	4,900,891
Prima Marine PCL, NVDR(c)	19,025,800	3,416,745
PTG Energy PCL, NVDR(c)	10,966,100	4,671,474
PTT Exploration & Production PCL, NVDR	11,772,401	57,960,536
PTT Global Chemical PCL, NVDR	20,348,400	28,628,176
PTT Oil & Retail Business PCL, NVDR	27,100,300	21,918,716
PTT Public Company Ltd., NVDR	87,305,400	97,219,421
Quality Houses PCL, NVDR	118,804,017	7,702,500
Ratch Group PCL, NVDR	7,229,200	8,825,527
Ratchthani Leasing PCL, NVDR(c)	33,415,825	4,443,403
Regional Container Lines PCL, NVDR(c)	4,122,700	5,565,110
RS PCL, NVDR(c)	6,689,300	3,103,498
SCB X PCL, NVS	7,222,600	23,850,199
SCG Packaging PCL, NVDR(c)	12,527,100	20,750,721
Siam Cement PCL (The), NVDR(c)	6,817,100	73,981,962
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	4,199,462
Singha Estate PCL, NVDR(a)(c)	56,971,400	3,311,791
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,579,828	5,186,851
Sri Trang Agro-Industry PCL, NVDR	8,775,960	6,319,286
Sri Trang Gloves Thailand PCL, NVDR(c)	9,459,100	5,547,362
Srisawad Corp. PCL, NVDR	6,780,549	10,978,902
Supalai PCL, NVDR	15,532,100	9,259,226
Super Energy Corp. PCL, NVDR	205,802,700	5,111,990
Thai Oil PCL, NVDR	9,648,300	16,200,101
Thai Union Group PCL, NVDR	24,460,400	12,280,344
Thai Vegetable Oil PCL, NVDR	6,379,500	6,058,847
Thanachart Capital PCL, NVDR	3,860,800	4,513,201
Thonburi Healthcare Group PCL, NVDR	7,464,400	16,345,662
Thoresen Thai Agencies PCL, NVDR(c)	14,691,200	4,327,399
TPI Polene PCL, NVDR(c)	73,867,600	3,472,036
True Corp. PCL, NVDR	107,202,311	13,762,064
TTW PCL, NVDR(c)	26,423,600	8,493,852
WHA Corp. PCL, NVDR	96,134,600	8,978,500
		1,538,678,326
Turkey — 0.4%
Akbank TAS	25,771,851	13,134,755
Aksa Akrilik Kimya Sanayii AS	1,796,857	6,384,258
Aksa Enerji Uretim AS(a)	1,811,279	2,332,112
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,235,943	3,850,950
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	5,300,078	7,893,609
BIM Birlesik Magazalar AS	3,953,811	19,885,657
Coca-Cola Icecek AS	916,617	7,270,936
Dogan Sirketler Grubu Holding AS	11,980,381	2,905,285

Security	Shares	Value
Turkey (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	33,643,232	$5,892,790
Enerjisa Enerji AS(b)(c)	2,765,491	2,495,193
Eregli Demir ve Celik Fabrikalari TAS(c)	12,789,457	26,610,801
Ford Otomotiv Sanayi AS	640,765	12,041,375
Gubre Fabrikalari TAS(a)(c)	594,669	2,780,614
Haci Omer Sabanci Holding AS(c)	8,361,272	10,816,527
Hektas Ticaret TAS(a)	3,463,205	6,612,566
Is Gayrimenkul Yatirim Ortakligi AS(a)	2,762,071	2,483,687
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	8,443,201	7,582,003
KOC Holding AS	6,323,470	15,481,939
Koza Altin Isletmeleri AS(a)(c)	410,265	4,941,560
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,666,680	4,882,480
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	792,896	1,909,341
Migros Ticaret AS(a)(c)	1,174,196	3,171,133
MLP Saglik Hizmetleri AS(a)(b)(c)	864,455	1,849,264
Pegasus Hava Tasimaciligi AS(a)(c)	440,827	3,825,861
Petkim Petrokimya Holding AS(a)(c)	11,880,758	7,180,660
Sok Marketler Ticaret AS(c)	2,238,397	1,830,536
TAV Havalimanlari Holding AS(a)(c)	2,021,529	5,595,118
Tekfen Holding AS(c)	2,280,744	2,736,351
Turk Hava Yollari AO(a)(c)	5,203,307	15,828,877
Turkcell Iletisim Hizmetleri AS	10,254,916	12,090,901
Turkiye Is Bankasi AS, Class C(c)	14,052,237	9,259,056
Turkiye Petrol Rafinerileri AS(a)	1,073,244	17,412,085
Turkiye Sinai Kalkinma Bankasi AS(a)(c)	14,935,889	2,018,306
Turkiye Sise ve Cam Fabrikalari AS	11,938,356	15,269,334
Ulker Biskuvi Sanayi AS(a)	2,009,442	1,932,582
		268,188,502
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	24,996,747	67,980,563
Abu Dhabi Islamic Bank PJSC	12,088,115	27,415,728
Abu Dhabi National Oil Co. for Distribution PJSC	24,358,504	27,784,027
Agthia Group PJSC	1,829,538	2,460,603
Air Arabia PJSC	24,342,261	13,296,585
Al Yah Satellite Communications Co.	9,642,981	6,925,792
Aldar Properties PJSC	33,631,592	48,422,699
Amanat Holdings PJSC	22,717,718	6,419,372
Aramex PJSC	5,042,758	5,313,152
Dana Gas PJSC	37,924,866	11,135,314
Dubai Financial Market PJSC	15,543,089	9,107,068
Dubai Investments PJSC	21,459,366	13,416,116
Dubai Islamic Bank PJSC	21,915,432	35,495,995
Emaar Development PJSC(a)	674,100	810,490
Emaar Properties PJSC	34,165,436	53,058,897
Emirates NBD Bank PJSC	16,969,863	60,747,161
Emirates Telecommunications Group Co. PJSC	30,634,787	252,846,465
First Abu Dhabi Bank PJSC	38,968,552	227,657,728
		870,293,755
Total Common Stocks — 97.1%
(Cost: $60,803,257,914)		68,365,625,735

Preferred Stocks

Brazil — 1.4%
Alpargatas SA, Preference Shares, NVS	2,052,245	9,392,080
Azul SA, Preference Shares, NVS(a)	2,575,530	10,898,130
Banco ABC Brasil SA, Preference Shares, NVS	1,352,786	4,557,154
Banco Bradesco SA, Preference Shares, NVS	47,068,665	203,029,454

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,241,033	$4,861,611
Banco Pan SA, Preference Shares, NVS	3,093,257	5,193,883
Bradespar SA, Preference Shares, NVS	2,298,861	13,824,462
Braskem SA, Class A, Preference Shares, NVS	1,707,140	15,984,625
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,221,552	19,459,703
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	248,160	2,949,692
Cia. de Saneamento do Parana, Preference Shares, NVS	2,194,290	1,837,598
Cia. Energetica de Minas Gerais, Preference Shares, NVS	11,667,122	28,599,798
Cia. Paranaense de Energia, Preference Shares, NVS	8,681,500	13,462,805
Gerdau SA, Preference Shares, NVS	10,337,493	63,449,027
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	1,932,903	5,901,342
Itau Unibanco Holding SA, Preference Shares, NVS	42,349,562	233,109,497
Itausa SA, Preference Shares, NVS	40,800,951	82,330,774
Marcopolo SA, Preference Shares, NVS	6,187,917	3,736,799
Metalurgica Gerdau SA, Preference Shares, NVS	7,195,336	18,455,597
Petroleo Brasileiro SA, Preference Shares, NVS	41,718,954	263,873,448
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,346,085	5,050,015
Unipar Carbocloro SA, Class B, Preference Shares, NVS	514,096	10,873,518
		1,020,831,012
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,510,088	9,031,345
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,251,237	133,649,787
		142,681,132
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,174,511	46,838,678

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	58,972,077	9,398

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	191,519	14,377,195
Series 2, Preference Shares, NVS	305,133	22,611,075
LG Chem Ltd., Preference Shares, NVS	68,730	16,142,275
LG Household & Health Care Ltd., Preference Shares, NVS	17,453	5,683,822
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,201,436	353,239,523
		412,053,890
Total Preferred Stocks — 2.3%
(Cost: $1,355,148,757)		1,622,414,110

Security	Shares	Value
Rights

Malaysia — 0.0%
Yinson Holdings Bhd (Expires 06/14/22)(a)	4,791,760	$1,149,103

Saudi Arabia — 0.0%
Saudi Real Estate Co. (Expires 06/09/22)(a)	482,750	481,399

South Korea — 0.0%
Ecopro BM Co. Ltd. (Expires 06/17/22)(a)(c)	5,576	696,324
Hana Tour Service Inc. (Expires 06/09/22)(a)	14,114	182,528
		878,852
Total Rights — 0.0%
(Cost: $641,478)		2,509,354

Warrants

Thailand — 0.0%
MBK PCL (Expires 03/24/23)(a)	452,208	149,326

Total Warrants — 0.0%
(Cost: $0)		149,326

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(f)(g)(h)	3,063,768,740	3,063,768,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(f)(g)	176,410,000	176,410,000
		3,240,178,740
Total Short-Term Securities — 4.6%
(Cost: $3,239,851,659)		3,240,178,740

Total Investments in Securities — 104.0%
(Cost: $65,398,899,808)		73,230,877,265

Liabilities in Excess of Other Assets — (4.0)%		(2,815,258,791)

Net Assets — 100.0%		$70,415,618,474

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,958,281, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,768,443,333	$—	$(703,181,128	)(a)	$(927,665)	$(565,800)	$3,063,768,740	3,063,768,740	$63,487,030	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	179,420,000	—	(3,010,000	)(a)	—	—	176,410,000	176,410,000	316,469		—
					$(927,665)	$(565,800)	$3,240,178,740		$63,803,499		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5,941	06/17/22	$315,853	$15,095,750

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,243,675,484	$59,071,968,449	$49,981,802	$68,365,625,735
Preferred Stocks	1,210,350,822	412,053,890	9,398	1,622,414,110
Rights	2,509,354	—	—	2,509,354
Warrants	—	149,326	—	149,326
Money Market Funds	3,240,178,740	—	—	3,240,178,740
	$13,696,714,400	$59,484,171,665	$49,991,200	$73,230,877,265
Derivative financial instruments(a)
Assets
Futures Contracts	$15,095,750	$—	$—	$15,095,750

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt